UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3112

Smith Barney Municipal Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: March 31
Date of reporting period: June 30, 2006

Smith Barney Municipal Money
Market Fund Inc.

FORM N-Q
JUNE 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2006

Face Amount	Rating‡	Security	Value
SHORT-TERM INVESTMENTS — 101.8%
Alabama — 1.4%
$1,920,000	F-1 +(a)	Auburn, AL, IDB, Donaldson Co. Project, LOC-Bank of America, 4.100%,
		7/6/06 (b)(c)	$1,920,000
		Birmingham, AL:
20,320,000	A-1+	Airport Authority Revenue, Refunding, Series A, FSA-Insured, SPA-
		Dexia Credit Local, 3.980%, 7/6/06 (c)	20,320,000
10,000,000	VMIG1(d)	Medical Clinic Board, University of Alabama Health Services
		Foundation, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	10,000,000
6,000,000	A-1+	Decatur, AL, IDR, NEO Industries Project, Series 1998, LOC-Harris Bank,
		4.090%, 7/6/06 (b)(c)	6,000,000
16,000,000	A-1+	Huntsville Carlton Cove, AL, Carlton Cove Inc. Project, Series D, LOC-BNP
		Paribas, 3.970%, 7/6/06 (c)	16,000,000
4,150,000	A-1+	Huntsville-Redstone Village, Special Care, Series D, LOC-LaSalle Bank,
		3.990%, 7/6/06 (c)	4,150,000
30,385,000	A-1+	Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Series
		A, FGIC-Insured, SPA-JPMorgan Chase, 3.980%, 7/6/06 (c)	30,385,000
10,000,000	A-1+	Stevenson, AL, IDB, Mead Corp. Project, Series A, LOC-JPMorgan Chase,
		4.050%, 7/5/06 (b)(c)	10,000,000
		Total Alabama	98,775,000
Alaska — 0.1%
6,355,000	A-1+	Alaska State Housing Finance Corp., Certificates, Series 1999-BB, LIQ-Bank
		of America, 4.120%, 7/6/06 (c)	6,355,000
Arizona — 0.6%
1,000,000	A-1+	Apache County, AZ, IDR, PCR, Tucson Electric Power Co., Series 83A,
		LOC-Credit Suisse First Boston, 3.930%, 7/5/06 (c)	1,000,000
1,450,000	A-1+	Arizona Health Facilities Authority, Hospital Systems Revenue, Northern
		Arizona Healthcare, Series B, MBIA-Insured, LIQ-JPMorgan Chase,
		3.970%, 7/6/06 (c)	1,450,000
		Phoenix, AZ, IDA, Revenue:
6,200,000	VMIG1(d)	Desert Botanical Garden Project, LOC-JPMorgan Chase, 4.040%, 7/5/06
		(c)	6,200,000
10,825,000	A-1+	Valley of the Sun YMCA Project, LOC-Bank of America, 4.040%,
		7/3/06(c)	10,825,000
22,700,000	F-1+(a)	Tempe, AZ, IDA, Senior Living Revenue, Friendship Village Project, Series
		C, LOC-LaSalle Bank, 3.970%, 7/6/06 (c)	22,700,000
		Total Arizona	42,175,000
California — 0.5%
18,100,000	A-1	California State, GO, TECP, SPA-Bank of Nova Scotia, KBC Bank, Lloyds
		Bank, Royal Bank of Scotland, Societe Generale, National Australia
		Bank, 3.580% due 8/1/06	18,100,000
14,300,000	SP-1+	Los Angeles County, CA, TRAN, Series A, 4.500% due 6/29/07	14,436,565
		Total California	32,536,565
Colorado — 2.5%
8,990,000	A-1	Adams County, CO, School District, GO, MSTC, Series 2002-9050, Class A,
		PART, FSA-Insured, LIQ-Bear Stearns, 4.030%, 7/5/06 (c)(e)	8,990,000
3,800,000	A-1	Arvada, CO, Water, FSA-Insured, LIQ-Dexia Credit Local, 3.550%, 7/3/06
		(c)	3,800,000
12,300,000	A-1	Colorado Educational & Cultural Facilities Authority Revenue, Refunding,
		National Jewish Federal Building, Series D-1, LOC-JPMorgan Chase,
		4.030%, 7/3/06 (c)	12,300,000
9,430,000	A-1	Colorado Health Facilities Authority Revenue, Bethesda Living Center
		Projects, LOC-LaSalle Bank, 3.980%, 7/6/06 (c)	9,430,000
3,700,000	A-1	Colorado HFA, MFH, Series B-3, Class 1, SPA-FHLB, 4.020%, 7/5/06 (b)(c)	3,700,000
3,150,000	A-1	Colorado Springs, CO, The Colorado College, 3.970%, 7/6/06 (c)	3,150,000
70,000,000	SP-1+	Colorado State, General Fund Revenue, RAN, 4.500% due 6/27/07	70,492,500

See Notes to Schedule of Investments.

1

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Colorado — 2.5% (continued)
$4,590,000	A-1+	E-470 Public Highway Authority, Vehicle Registration Fee, MBIA-Insured,
		LIQ-Dexia Credit Local, 4.000%, 7/5/06 (c)	$4,590,000
4,365,000	VMIG1(d)	Erie, CO, COP, LOC-Keybank NA, 4.010%, 7/5/06 (c)	4,365,000
		Regional Transportation District, CO, COP, Series 2001-A, TECP, LOC-
		Westdeutsche Landesbank:
12,500,000	A-1+	3.500% due 8/2/06	12,500,000
7,500,000	A-1+	3.650% due 8/8/06	7,500,000
24,500,000	A-1+	3.500% due 9/5/06	24,500,000
10,000,000	A-1+	3.530% due 9/8/06	10,000,000
		Total Colorado	175,317,500
Connecticut — 0.1%
6,100,000	NR	New Haven, CT, GO, 3.610% due 8/8/06	6,100,000
Delaware — 0.8%
		Delaware State EDA:
29,600,000	A-1+	Hospital Billing, Series B, AMBAC-Insured, SPA-Morgan Stanley,
		3.980%, 7/5/06 (c)	29,600,000
1,400,000	A-1+	St. Andrews School Project, SPA-Bank of America, 4.000%, 7/6/06 (c)	1,400,000
7,000,000	NR	Sussex County, DE, Perdue Farms Inc. Project, LOC-Rabobank Nederland,
		4.090%, 7/6/06 (b)(c)	7,000,000
16,500,000	A-1+	University of Delaware, Series A, LIQ-Bank of America, 3.980%, 7/5/06 (c)	16,500,000
4,725,000	A-1+	Wilmington, DE, GO, Series B, FGIC-Insured, SPA-Bank of America,
		4.000%, 7/6/06 (c)	4,725,000
		Total Delaware	59,225,000
District of Columbia — 1.0%
		District of Columbia Revenue:
4,000,000	VMIG1(d)	American Geophysical Union, Series 1993, LOC-Bank of America,
		4.000%, 7/6/06 (c)	4,000,000
20,835,000	A-1+	GO, Series C, FGIC-Insured, 4.000%, 7/5/06 (c)	20,835,000
8,000,000	VMIG1(d)	Hospital for Sick Children, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	8,000,000
13,170,000	VMIG1(d)	National Public Radio Inc., LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	13,170,000
13,100,000	VMIG1(d)	Sidwell Friends School, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	13,100,000
6,575,000	A-1+	Trinity College Issue, LOC-Wachovia Bank, 3.980%, 7/6/06 (c)	6,575,000
		Metropolitan Washington DC Airports Authority:
5,000,000	A-1+	Series 2005-A, 3.650% due 8/2/06	5,000,000
4,230,000	A-1+	Series C, FSA-Insured, SPA-Dexia Credit Local, 4.050%, 7/5/06 (b)(c)	4,230,000
		Total District of Columbia	74,910,000
Florida — 8.0%
4,790,000	VMIG1(d)	Brevard County, FL, Health Facilities Authority, Health Facilities Revenue,
		Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank,
		4.020%, 7/3/06 (c)	4,790,000
		Broward County, FL:
4,970,000	A-1	School Board COP, MSTC, Series 9033, FSA-Insured, PART, LIQ-Bear
		Stearns, 4.030%, 7/5/06 (c)(e)	4,970,000
1,000,000	VMIG1(d)	HFA, MFH, Sawgrass Pines Apartments Project, Series A, LOC-Bank of
		America, 4.030%, 7/6/06 (b)(c)	1,000,000
2,400,000	A-1+	Dade County, FL, IDA Revenue, Dolphins Stadium Project, Series C, LOC-
		Societe Generale, 3.940%, 7/5/06 (c)	2,400,000
		Duval County, FL:
4,500,000	A-1+	HFA, MFH Revenue, Glades Apartments, LIQ-FHLMC, 3.970%, 7/6/06
		(c)	4,500,000
18,705,000	A-1+	MFH, Lighthouse Bay Apartments, LIQ-FHLMC, 3.970%, 7/6/06 (c)	18,705,000
		Florida Local Government Finance Commission TECP, LOC-Wachovia Bank:
14,298,000	A-1	3.680% due 7/10/06	14,298,000
5,671,000	A-1	3.370% due 8/4/06	5,671,000

See Notes to Schedule of Investments.

2

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Florida — 8.0% (continued)
$32,310,000	A-1	3.600% due 8/7/06	$32,310,000
33,175,000	A-1	3.680% due 8/10/06	33,175,000
21,063,000	NR	Florida State Municipal Power Agency, TECP, LOC-Wachovia Bank, 3.450%
		due 8/14/06	21,063,000
3,135,000	A-1+	Gainesville, FL, Utilities System Revenue, Series C, SPA-SunTrust Bank,
		3.990%, 7/3/06 (c)	3,135,000
		Highlands County, FL, Health Facilities Authority, Adventist Health System:
15,000,000	A-1+	Series A, FGIC-Insured, SPA-Bank of America, 3.970%, 7/6/06 (c)	15,000,000
35,500,000	A-1+	Series AR-2, FGIC-Insured, SPA-Bank of Nova Scotia, 3.970%, 7/6/06
		(c)	35,500,000
		Highlands County, FL, Health Facilities Authority Revenue:
18,000,000	A-1+	Adventist Health System, Series A, FGIC-Insured, SPA-JPMorgan
		Chase, 3.970%, 7/6/06 (c)	18,000,000
		Adventist Health System, Series A, LOC-SunTrust Bank:
22,035,000	A-1+	3.970%, 7/6/06 (c)	22,035,000
26,825,000	A-1+	3.980%, 7/6/06 (c)	26,825,000
		Refunding, Hospital Adventist Health:
20,000,000	A-1+	Series A, FSA-Insured, SPA-Dexia Credit Local, 3.970%, 7/6/06 (c)	20,000,000
6,335,000	A-1+	Series B, FGIC-Insured, SPA-Dexia Credit Local, 3.970%, 7/6/06 (c)	6,335,000
		Hillsborough County, FL:
2,840,000	A-1+	Petroleum Packers Project, LOC-Bank of America, 4.070%, 7/5/06 (b)(c)	2,840,000
11,930,000	A-1	School District Sales Tax Revenue, MSTC, Series 9032, AMBAC-
		Insured, PART, LIQ-Bear Stearns, 4.030%, 7/5/06 (c)(e)	11,930,000
17,495,000	A-1+	Jacksonville, FL, Series A, FGIC-Insured, TECP, LOC-Landesbank Baden-
		Wurttemberg, 3.300% due 7/12/06	17,495,000
9,350,000	VMIG1(d)	Jacksonville, FL, Sales Tax Munitop, Series 2003-6, PART, MBIA-Insured,
		SPA-LaSalle Bank, 4.000%, 7/6/06 (c)	9,350,000
10,000,000	F-1+(a)	Lee County, FL, IDA, Educational Facilities Revenue, Canterbury School Inc.
		Project, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	10,000,000
5,000,000	A-1+	Miami Dade, FL, Airis Miami LLC Project, Series A, AMBAC-Insured, LIQ-
		Bayerische Landesbank, 4.030%, 7/6/06 (b)(c)	5,000,000
6,075,000	NR	Miami Dade, FL, IDA, HFA, Lawson Industries Inc. Project, Series 1999,
		LOC-Bank of America, 4.100%, 7/6/06 (b)(c)	6,075,000
10,000,000	Aaa(d)	Miami, FL, Parking System Revenue, AMBAC-Insured, SPA-Depfa Bank
		PLC, 3.970%, 7/6/06 (c)	10,000,000
5,145,000	Aa2(d)	Miami-Dade County, FL, IDA Revenue, Carrollton School Project, LOC-
		SunTrust Bank, 3.970%, 7/5/06 (c)	5,145,000
1,180,000	A-1+	Miami-Dade County, FL, EFA Revenue, Florida International University
		Foundation Project, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	1,180,000
		Orange County, FL:
38,000,000	A-1+	Health Facilities Authority, Adventist Sunbelt Health System, LOC-
		SunTrust Bank, 3.970%, 7/6/06 (c)	38,000,000
2,000,000	A-1+	IDA, Blood and Tissue Services, LOC-SunTrust Bank, 3.990%, 7/5/06
		(c)	2,000,000
		Orlando & Orange County Expressway Authority:
4,500,000	A-1+	Series C-2, FSA-Insured, SPA-Dexia Credit Local, 3.960%, 7/6/06 (c)	4,500,000
9,800,000	A-1+	Series D, FSA-Insured, SPA-Dexia Credit Local, 3.960%, 7/6/06 (c)	9,800,000
10,615,000	A-1	Orlando & Orange County, FL, Expressway Authority Revenue, Subordinated
		Series C, AMBAC-Insured, SPA-Wachovia Bank, 3.960%, 7/6/06 (c)	10,615,000
2,155,000	VMIG1(d)	Palm Beach County, FL, Health Facilities Authority, Health Facilities
		Revenue, Bethesda Healthcare System Project, LOC-SunTrust Bank,
		4.020%, 7/3/06 (c)	2,155,000
46,560,000	A-1	Pasco County, FL, School Board COP, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.970%, 7/6/06 (c)	46,560,000
		Pinellas County, FL, Health Facilities Authority Revenue, Refunding, Health
		Systems Baycare:
24,500,000	VMIG1(d)	Series B-1, FSA-Insured, SPA-Morgan Stanley, 3.950%, 7/6/06 (c)	24,500,000

See Notes to Schedule of Investments.

3

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Florida — 8.0% (continued)
$42,500,000	VMIG1(d)	Series B-2, FSA-Insured, SPA-Morgan Stanley, 3.970%, 7/6/06 (c)	$42,500,000
5,000	VMIG1(d)	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital,
		Series A, AMBAC-Insured, 4.050%, 7/3/06 (c)	5,000
100,000	A-1+	St. Johns County, FL, HFA, Remington, FNMA-Collateralized, 3.970%,
		7/5/06(c)	100,000
3,395,000	Aa2(d)	Tallahassee-Leon County, FL, Tallahassee-Leon Civic Center, Series B, LOC-
		SunTrust Bank, 3.990%, 7/5/06 (c)	3,395,000
9,665,000	A-1+	USF Fing Corp., FL, COP, College Of Medicine Health, Series A2, LOC-
		SunTrust Bank, 3.970%, 7/6/06 (c)	9,665,000
6,000,000	A-1+	West Orange, FL, Healthcare District, Series B, LOC-SunTrust Bank,
		3.980%, 7/6/06 (c)	6,000,000
		Total Florida	568,522,000
Georgia — 8.1%
		Atlanta, GA, Airport Authority:
8,000,000	VMIG1(d)	MERLOT, Series CCC, PART, FGIC Insured, LIQ-Wachovia Bank,
		4.060%, 7/5/06 (b)(c)	8,000,000
9,995,000	A-1	MSTC, Series 2001-137, PART, FGIC-Insured, LIQ-Bear Stearns,
		4.070%, 7/5/06 (b)(c)(e)	9,995,000
8,900,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase, 4.000%, 7/6/06 (c)	8,900,000
		Atlanta, GA, Airport Revenue, Refunding:
1,740,000	A-1+	General Series, MBIA-Insured, SPA-Landesbank Baden-Wurttemberg,
		4.000%, 7/6/06 (c)	1,740,000
17,200,000	A-1+	Series C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen, 4.000%,
		7/6/06(c)	17,200,000
43,310,000	A-1+	Series C-3, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.970%,
		7/6/06(c)	43,310,000
8,420,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, Series B, FSA-Insured, SPA-
		Dexia Credit Local, 3.980%, 7/6/06 (c)	8,420,000
8,100,000	Aa2(d)	Bibb County, GA, Baptist Village Project, LOC-SunTrust Bank, 3.990%,
		7/5/06(c)	8,100,000
		Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.:
38,390,000	A-1+	Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.980%, 7/5/06 (c)	38,390,000
3,400,000	A-1+	Vogtle, AMBAC-Insured, SPA-JPMorgan Chase, 4.020%, 7/3/06 (c)	3,400,000
2,900,000	Aa2(d)	Carrollton, GA, IDR, Holox Limited Project, LOC-Wachovia Bank, 4.080%,
		7/6/06 (b)(c)	2,900,000
29,210,000	A-1+	City of Atlanta, GA, Apartment Revenue, Refunding, Series RF C-2, MBIA-
		Insured, SPA-Wachovia Bank, 3.970%, 7/6/06 (c)	29,210,000
11,500,000	Aa1(d)	Clayton County, GA, Hospital Authority Revenue, Southern Regional
		Medical Center Project, Series B, LOC-SunTrust Bank, 3.990%, 7/5/06
		(c)	11,500,000
		Cobb County, GA:
7,000,000	VMIG1(d)	Boy Scouts of America Atlanta Project, LOC-SunTrust Bank, 3.990%,
		7/5/06(c)	7,000,000
700,000	Aa2(d)	IDR, RLR Industries Inc. Project, LOC-Wachovia Bank, 4.080%, 7/6/06
		(b)(c)	700,000
		De Kalb County, GA:
9,000,000	VMIG1(d)	Development Authority Revenue, Oglethorpe University Project, LOC-
		SunTrust Bank, 3.990%, 7/5/06 (c)	9,000,000
13,600,000	VMIG1(d)	HFA, Dekalb Medical Center Inc. Project, LOC-SunTrust Bank, 3.990%,
		7/5/06(c)	13,600,000
7,600,000	VMIG1(d)	Floyd County, GA, Development Authority Revenue, Berry College Project,
		LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	7,600,000
		Forsythe County, GA:
14,160,000	VMIG1(d)	Development Authority Revenue, Atlanta YMCA Project, LOC-SunTrust
		Bank, 3.990%, 7/5/06 (c)	14,160,000
19,920,000	A-1+	Water and Sewer Authority, Series B, SPA-Dexia Credit Local, 3.970%,
		7/6/06(c)	19,920,000

See Notes to Schedule of Investments.

4

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Georgia — 8.1% (continued)
		Fulton County, GA, Development Authority:
$6,710,000	VMIG1(d)	Atlanta YMCA Project, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	$6,710,000
1,200,000	Aa2(d)	DFA, Spellman College Project, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	1,200,000
3,000,000	VMIG1(d)	Doris & Weber School Project, LOC-Branch Banking & Trust, 4.010%,
		7/6/06(c)	3,000,000
3,680,000	Aa2(d)	Holy Innocents School Project, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	3,680,000
1,700,000	Aa2(d)	IDA, Charles Mackarvich Project, LOC-Wachovia Bank, 4.080%, 7/6/06
		(b)(c)	1,700,000
3,300,000	Aa2(d)	Lovett School Project, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	3,300,000
9,200,000	A-1+	Residential Care Facilities, Lenbrook Square Foundation, LOC-Bank of
		Scotland, 4.090%, 7/3/06 (c)	9,200,000
		Robert W. Woodruff Arts Center Project:
5,015,000	VMIG1(d)	Series A, LIQ-Wachovia Bank, 3.980%, 7/5/06 (c)	5,015,000
33,800,000	VMIG1(d)	Series B, LIQ-SunTrust Bank, 3.990%, 7/5/06 (c)	33,800,000
900,000	A-1+	Sheltering Arms Project, LOC-Bank of America, 4.000%, 7/6/06 (c)	900,000
12,000,000	VMIG1(d)	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	12,000,000
5,750,000	VMIG1(d)	Spellman College Project, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	5,750,000
4,600,000	VMIG1(d)	Trinity School Inc. Project, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	4,600,000
7,400,000	Aa2(d)	Woodward Academy Inc. Project, LOC-SunTrust Bank, 3.990%, 7/5/06
		(c)	7,400,000
		Georgia Municipal Gas Authority Agency Project:
570,000	A-1+	Series A, LOC-Bayerische Landesbank, JPMorgan Chase, Landesbank
		Hessen-Thuringen, & Wachovia Bank, 4.000%, 7/5/06 (c)	570,000
4,045,000	A-1+	Series C, LOC-Bank of America, Bayerische Landesbank, JPMorgan
		Chase, Landesbank Hessen-Thuringen, Wachovia Bank, 4.000%,
		7/5/06(c)	4,045,000
2,000,000	NR	Georgia State Port Authority Colonels Island Terminal Project, LOC-
		Wachovia Bank, 4.080%, 7/6/06 (b)(c)	2,000,000
8,810,000	F-1+(a)	Georgia, Medical Center Hospital Authority, Revenue Spring Harbor at Green
		Island, LOC-Bank of Scotland, 3.970%, 7/6/06 (c)	8,810,000
		Gwinnett County, GA:
		Development Authority:
5,500,000	VMIG1(d)	Greater Atlanta Christian School, LOC-SunTrust Bank, 3.990%,
		7/5/06(c)	5,500,000
		Wesleyan School Inc. Project, LOC-SunTrust Bank:
14,500,000	VMIG1(d)	3.990%, 7/5/06 (c)	14,500,000
11,700,000	Aa2(d)	3.990%, 7/5/06 (c)	11,700,000
		Hospital Authority Revenue, Gwinnett Hospital System Inc. Project:
1,000,000	A-1+	FNMA, 3.980%, 7/5/06 (c)	1,000,000
14,150,000	A-1+	LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	14,150,000
1,500,000	Aa2(d)	Jackson County, GA, IDA, Snider Tire Inc. Project, LOC-Wachovia Bank,
		4.080%, 7/6/06 (b)(c)	1,500,000
290,000	VMIG1(d)	Macon-Bibb County, GA, Hospital Authority, Medical Center Central
		Georgia, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	290,000
15,050,000	VMIG1(d)	Macon-Bibb County, GA, Hospital Authority, Anticipation Certificates,
		Medical Center of Central Georgia, LOC-SunTrust Bank, 3.990%, 7/5/06
		(c)	15,050,000
		Metropolitan Atlanta Rapid Transit Authority:
32,630,000	A-1+	GA, Sales Tax Revenue, Series B, LOC-Bayerische Landesbank &
		Westdeutsche Landesbank, 3.950%, 7/5/06 (c)	32,630,000
10,000,000	A-1+	TECP, LOC-Dexia Credit Local, 3.600% due 8/8/06	10,000,000
1,500,000	A-1+	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp.
		Project, AMBAC-Insured, SPA-JPMorgan Chase, 4.020%, 7/3/06 (c)	1,500,000
		Municipal Electric Authority of Georgia:
4,715,000	A-1+	MSTC, Series SGA-1, PART, MBIA-Insured, LIQ-Societe Generale,
		4.030%, 7/5/06 (c)	4,715,000

See Notes to Schedule of Investments.

5

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Georgia — 8.1% (continued)
$7,475,000	A-1	Series B, MBIA-Insured, LOC-Bayerische Landesbank, Wachovia Bank,
		Westdeutsche Landesbank, 3.950%, 7/5/06 (c)	$7,475,000
		Private Colleges & Universities Authority, GA, Revenue, Emory University:
13,365,000	A-1+	Series B-3, 3.950%, 7/6/06 (c)	13,365,000
30,435,000	A-1+	Series SG-146 PART, LIQ-Societe Generale, 4.000%, 7/6/06 (c)(e)	30,435,000
21,400,000	VMIG1(d)	Richmond County Hospital Authority, University Health Services Inc.
		Project, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	21,400,000
5,500,000	A-1 +	Richmond County, GA, DFA Educational Facilities, St. Mary on the Hill
		Project, LOC-Wachovia Bank, 3.980%, 7/6/06 (c)	5,500,000
4,480,000	Aa2(d)	Screven County, GA, IDA, IDR, Sylvania Yarn Systems Inc., LOC-Wachovia
		Bank, 4.030%, 7/5/06 (b)(c)	4,480,000
5,500,000	Aa2(d)	Smyrna, GA, Housing Authority, MFH, Walnut Grove Project, LOC-
		Wachovia Bank, 4.030%, 7/6/06 (b)(c)	5,500,000
		Total Georgia	577,415,000
Hawaii — 0.3%
		Hawaii State Airport System, PART:
10,845,000	A-1	GO, MSTC, Series 2001-119, Series A, FSA-Insured, LIQ-Bear Stearns,
		4.030%, 7/5/06 (c)(e)	10,845,000
10,225,000	A-1	MSTC, Series 2001-146, Series A, FGIC-Insured, LIQ-Bear Stearns,
		4.070%, 7/5/06 (b)(c)(e)	10,225,000
		Total Hawaii	21,070,000
Idaho — 0.1%
4,760,000	VMIG1(d)	Idaho Housing & Finance Assistance Housing Revenue, Balmoral Apartments
		II Development, LOC-U.S. Bank, 4.140%, 7/3/06 (b)(c)	4,760,000
Illinois — 9.8%
18,905,000	A-1+	Chicago, IL, GO, Neighborhoods Alive Project, Series 21-B, MBIA-Insured,
		SPA-Lloyds Bank PLC, 3.980%, 7/6/06 (c)	18,905,000
19,800,000	VMIG1(d)	Chicago, IL, Metropolitan Water Reclamation District, Capital Improvement,
		Series E, SPA-Landesbank Hessen-Thuringen, 3.980%, 7/5/06 (c)	19,800,000
3,330,000	NR	Chicago, IL, MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris
		Bank, 4.090%, 7/6/06 (b)(c)	3,330,000
		Chicago, IL, O'Hare International Airport:
9,760,000	A-1	MSTC, Series 2001-158, Class A, PART, AMBAC-Insured, LIQ-Bear
		Stearns, 4.070%, 7/5/06 (b)(c)(e)	9,760,000
1,845,000	A-1+	Series 1994-C, LOC-Societe Generale, 3.950%, 7/5/06 (c)	1,845,000
44,900,000	A-1 +	Chicago, IL, Tax Increment Allocation Bonds, Near North Redevelopment
		Project, Senior Lien Allocation, Series A, LOC-Bank of New York,
		3.980%, 7/5/06 (c)	44,900,000
86,215,000	A-1+	Chicago, IL, Water Revenue, Refunding, Second Lien, MBIA-Insured, SPA-
		Dexia Credit Local, 3.970%, 7/6/06 (c)	86,215,000
		Chicago, IL:
8,140,000	AAA	Board of Education, GO, MSTC, PART, Series 1999-71, Class A, FGIC-
		Insured, LIQ-Bear Stearns, 4.030%, 7/5/06 (c)(e)	8,140,000
		GO:
5,090,000	A-1	MSTC, PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns,
		4.030%, 7/5/06 (c)(e)	5,090,000
24,000,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg,
		3.980%, 7/6/06 (c)	24,000,000
3,500,500	VMIG1(d)	Cook County, IL, GO, Series 458, FGIC-Insured PART, LIQ-Morgan
		Stanley, 4.010%, 7/6/06 (c)	3,500,500
		Cook County, IL, IDR:
1,750,000	A-1	Kenneth Properties Project, LOC-LaSalle Bank, 4.050%, 7/6/06 (b)(c)	1,750,000
2,275,000	A-1	Little Lady Foods Inc. Project, LOC-LaSalle Bank, 4.050%, 7/6/06 (b)(c)	2,275,000
16,757,000	VMIG1(d)	Cook County, IL, GO, Munitops, Series 1998-14, PART, FGIC-Insured, SPA-
		LaSalle Bank, 4.020%, 7/6/06 (c)(e)	16,757,000

See Notes to Schedule of Investments.

6

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Illinois — 9.8% (continued)
$7,185,000	A-1 +	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project, LOC-
		Fifth Third Bank, 4.020%, 7/6/06 (c)	$7,185,000
710,000	A-1+	DuPage County, IL, Transportation Revenue, MSTC, PART, Series 2001-140,
		Class A, FSA-Insured, LIQ-Bear Stearns, 4.030%, 7/5/06 (c)(e)	710,000
9,995,000	A-1+	Dupage, IL, Transportation Revenue, MSTC, Series 2001-139, Class A,
		PART, FSA-Insured, LIQ-Bear Stearns, 4.030%, 7/5/06 (c)(e)	9,995,000
7,715,000	A-1+	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-
		Fifth Third Bank, 3.970%, 7/6/06 (c)	7,715,000
		Illinois DFA:
3,930,000	A-1+	Affordable Housing Revenue, Cinnamon Lake Towers, LOC-JPMorgan
		Chase, 4.080%, 7/5/06 (b)(c)	3,930,000
2,000,000	VMIG1(d)	Carmel High School Project, LOC-LaSalle Bank, 3.990%, 7/5/06 (c)	2,000,000
4,600,000	VMIG1(d)	Chicago Educational Television Association, Series A, LOC-LaSalle
		Bank, 4.040%, 7/5/06 (c)	4,600,000
19,735,000	A-1+	Evanston-Northwestern Health Care Corp., Series C, SPA-JPMorgan
		Chase, 3.980%, 7/6/06 (c)	19,735,000
		IDR:
3,200,000	A-1+	Delta-Unibus Corp. Project, LOC-Bank of America, 4.100%, 7/6/06
		(b)(c)	3,200,000
5,000	A-1	F.C. Ltd. Partnership Project, LOC-LaSalle Bank, 4.050%, 7/5/06
		(b)(c)	5,000
5,000,000	A-1	Prairie Packaging Inc. Project, LOC-LaSalle Bank, 4.050%, 7/6/06
		(b)(c)	5,000,000
2,685,000	A-1	Profile Packaging Inc. Project, LOC-LaSalle Bank, 4.050%, 7/6/06
		(b)(c)	2,685,000
3,440,000	A-1	Six West Hubbard Street, LOC-LaSalle Bank, 3.550%, 7/3/06 (b)(c)	3,440,000
2,550,000	A-1	Universal Press Inc. Project, Series A, LOC-LaSalle Bank, 4.050%,
		7/6/06 (b)(c)	2,550,000
4,900,000	VMIG1(d)	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured,
		SPA-JPMorgan Chase, 4.030%, 7/3/06 (c)	4,900,000
4,500,000	A-1	Oak Park Residence Corp. Project, LOC-LaSalle Bank, 3.990%, 7/6/06
		(c)	4,500,000
4,400,000	A-1	Illinois EFA, Xavier University Project, Series A, LOC-LaSalle Bank,
		3.990%, 7/6/06 (c)	4,400,000
		Illinois Finance Authority:
22,500,000	F-1+(a)	Friendship Village Schaumburg, Series C, LOC-LaSalle Bank, 3.970%,
		7/6/06 (c)	22,500,000
5,000,000	A-1+	Illinois College, LOC-U.S. Bank, 3.990%, 7/6/06 (c)	5,000,000
4,000,000	VMIG1(d)	Lake Forest Country Day School, LOC-Northern Trust Company,
		3.990%, 7/5/06 (c)	4,000,000
8,300,000	A-1+	YMCA Metropolitan Chicago Project, LOC-Harris Bank, 4.000%, 7/5/06
		(c)	8,300,000
		Illinois Finance Authority Revenue:
27,700,000	F-1+(a)	Landing At Plymouth Place, Series C, LOC-LaSalle Bank, 3.980%,
		7/6/06 (c)	27,700,000
42,905,000	A-1+	Northwestern University, Subordinated Series B, 3.980%, 7/5/06 (c)	42,905,000
3,100,000	A-1+	Refunding, Northwestern Memorial, Subordinated Series B1, SPA-Bank
		of Nova Scotia, 4.030%, 7/3/06 (c)	3,100,000
57,200,000	F-1+(a)	The Clare At Water Project, Series D, LOC-LaSalle Bank, 3.980%,
		7/6/06 (c)	57,200,000
6,000,000	VMIG1(d)	Uhlich Childrens Advantage, LOC-JPMorgan Chase, 4.010%, 7/6/06 (c)	6,000,000
2,410,000	A-1	Illinois HDA, Community Howard Theater, LOC-LaSalle Bank, 4.050%,
		7/6/06 (b)(c)	2,410,000
		Illinois Health Facilities Authority:
12,095,000	VMIG1(d)	Pekin Memorial Hospital, Series B, LOC-Fifth Third Bank, 4.050%,
		7/6/06 (c)	12,095,000
17,665,000	A-1+	Rosalind Franklin University of Medicine and Sciences, LOC-Bank One,
		4.000%, 7/5/06 (c)	17,665,000

See Notes to Schedule of Investments. 7

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Illinois — 9.8% (continued)
		Illinois Health Facilities Authority Revenue:
$15,210,000	A-1	Franciscan Eldercare Service Project, LOC-LaSalle Bank, 3.970%, 7/6/06
		(c)	$15,210,000
7,115,000	A-1	Lutheran Senior Ministries Inc., Series B, LOC-LaSalle Bank, 3.980%,
		7/6/06 (c)	7,115,000
1,250,000	A-1+	Illinois State, Refunding, Series B, SPA-Depfa Bank PLC, 4.010%, 7/5/06 (c)	1,250,000
		Illinois State Toll Highway Authority:
19,300,000	A-1	MSTC, Series 98-67, Class A, PART, FSA-Insured, LIQ-Bear Stearns,
		4.030%, 7/5/06 (c)(e)	19,300,000
4,800,000	VMIG1(d)	Series B, FSA-Insured, SPA-Landesbank Hessen-Thuringen, 3.980%,
		7/6/06 (c)	4,800,000
19,800,000	VMIG1(d)	Toll Highway Revenue, Series B, FSA-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.980%, 7/6/06 (c)	19,800,000
1,000,000	VMIG1(d)	Illinois Student Assistance Commission Student Loan Revenue, Series A,
		MBIA-Insured, SPA-Bank of America, 4.030%, 7/5/06 (b)(c)	1,000,000
10,500,000	A-1+	Illinois, Housing Development Authority, Multifamily Revenue, Lakeshore
		Plaza, Series A, MBIA-Insured, SPA-Bank One N.A., 4.000%, 7/5/06 (c)	10,500,000
5,000,000	A-1+	Lisle, IL, Housing Four Lakes Phase V, FNMA-Insured, 4.000%, 7/5/06 (c)	5,000,000
5,300,000	A-1+	Lisle, IL, MFH, Ashley of Lisle Project, FHLMC-Collateralized, 3.970%,
		7/5/06 (c)	5,300,000
3,300,000	A-1+	Lockport, IL, IDR, Panduit Corp. Project, LOC-Fifth Third Bank, 4.020%,
		7/5/06 (b) (c)	3,300,000
1,000,000	A-1	MSTC, Series 2000-93, Class A, PART, AMBAC-Insured, LIQ-Bear Stearns,
		4.000%, 7/3/06 (b)(c)	1,000,000
1,300,000	A-1	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle Bank, 4.050%,
		7/6/06 (b)(c)	1,300,000
5,250,000	Aa2 (d)	Pekin, IL, IDR, BOC Group Inc. Project, LOC-Wachovia Bank, 3.980%,
		7/6/06 (c)	5,250,000
4,900,000	A-1	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle Bank, 4.050%,
		7/6/06 (b) (c)	4,900,000
4,835,000	VMIG1(d)	Regional Transportation Authority of Illinois, MERLOT, Series A-73, PART,
		MBIA-Insured, LIQ-Wachovia Bank, 4.010%, 7/5/06 (c)	4,835,000
		University of Illinois:
6,000,000	A-1	COP, MSTC, Series 9031, AMBAC-Insured, PART, LIQ-Bear Stearns,
		4.030%, 7/5/06 (c)(e)	6,000,000
26,990,000	A-1+	COP, Series 9031, PART, SPA-Bank of America, 3.970%, 7/6/06 (c)	26,990,000
12,900,000	A-1+	Revenue Health Services Facilities Systems, Series B, LOC-Landesbank
		Hessen-Thuringen, 4.000%, 7/5/06 (c)	12,900,000
		Total Illinois	697,442,500
Indiana — 2.0%
985,000	Aa2	Bluffton, IN, IDR, Snider Tire Inc. Project, LOC-Wachovia Bank, 4.080%,
		7/6/06 (b)(c)	985,000
3,850,000	VMIG1(d)	Columbus, IN, EDR, Waters Edge Apartments, LOC-FHLB, 4.020%, 7/6/06
		(b)(c)	3,850,000
4,100,000	P-1	Fort Wayne, IN, EDR, Technology Project, LOC-JPMorgan Chase, 4.080%,
		7/5/06 (b)(c)	4,100,000
14,355,000	A-1	Fort Wayne, IN, Parkview Memorial Hospital, Series 1997-19, Class A,
		MBIA-Insured, LIQ-Bear Stearns, 4.010%, 7/5/06 (c)(e)(f)	14,355,000
2,624,000	VMIG1(d)	Franklin, IN, EDR, Pedcor Investments, LOC-FHLB, 4.080%, 7/6/06 (b)(c)	2,624,000
3,995,000	VMIG1(d)	Indiana Health and Educational Facilities Finance Authority Revenue, Porter
		Project, Series A, LOC-Fifth Third Bank, 3.970%, 7/7/06 (c)	3,995,000
9,205,000	A-1	Indiana Health Facilities Finance Authority, Franciscan Eldercare Project,
		Series B, LOC-LaSalle Bank, 3.980%, 7/6/06 (c)	9,205,000
		Indiana Health Facilities Financing Authority:
8,800,000	A-1	Community Health Network Project, Series C, LOC-Fifth Third Bank,
		3.970%, 7/7/06 (c)	8,800,000

See Notes to Schedule of Investments. 8

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Indiana — 2.0% (continued)
$15,000,000	A-1+	Community Hospital Project, Series B, LOC-JPMorgan Chase, 4.050%,
		7/6/06 (c)	$15,000,000
10,000,000	A-1+	Indiana Health Facility Financing Authority Revenue, Ascension Health,
		Series A-2, 3.620% due 6/1/07 (g)	10,000,000
5,260,000	A-1+	Indiana Hospital Equipment Financing Authority Revenue, Series A, MBIA-
		Insured, LIQ-JPMorgan Chase, 3.970%, 7/5/06 (c)	5,260,000
		Indiana State EFA:
400,000	VMIG1(d)	Franklin College Project, LOC-JPMorgan Chase, 4.090%, 7/3/06 (c)	400,000
2,265,000	VMIG1(d)	Marian College Project, LOC-JPMorgan Chase, 4.050%, 7/6/06 (c)	2,265,000
1,800,000	VMIG1(d)	Wabash College Project, LOC-JPMorgan Chase, 4.000%, 7/6/06 (c)	1,800,000
4,600,000	A-1+	Indiana State Office Building Commission Facilities Pendleton, Juvenile
		Facility, Series A, 3.950%, 7/5/06 (c)	4,600,000
		Indiana TFA:
5,500,000	A-1+	Highway Revenue, Series SGA 113, LIQ-Societe Generale, Call 12/1/10
		@ 100, 4.000%, 7/3/06 (c)(h)	5,500,000
2,795,000	VMIG1(d)	Series 853, FSA-Insured, LIQ-Morgan Stanley, 4.010%, 7/6/06 (c)	2,795,000
2,464,000	VMIG1(d)	Indiana University Revenues, LIQ-Northern Trust, 3.970%, 7/6/06 (c)	2,464,000
		Indianapolis, IN, Refunding:
19,050,000	A-1+	Local Public Improvement Bond Bank, Series F-1, MBIA-Insured, SPA-
		JPMorgan Chase, 3.950%, 7/5/06 (c)	19,050,000
8,300,000	A-1+	Waterworks Project, Series G-1, MBIA-Insured, SPA-Depfa Bank PLC,
		4.000%, 7/6/06 (c)	8,300,000
7,290,000	NR	Indianapolis, IN, EDA, Pedcor Waterfront Investments, Series 1999-A, LOC-
		FHLB, 4.050%, 7/6/06 (b)(c)	7,290,000
9,825,000	A-1	Warren Township, IN, School Building Corp., MERLOT, Series A52, PART,
		FGIC-Insured, LIQ-Bank of New York, 4.010%, 7/5/06 (c)	9,825,000
		Total Indiana	142,463,000
Iowa — 0.9%
1,065,000	A-1+	Grinnell, IA, Hospital Revenue Grinnell Medical Center, LOC-U.S. Bank,
		4.090%, 7/5/06 (c)	1,065,000
		Iowa Finance Authority:
2,720,000	NR	Economic Development Monarch Manufacturing Co., LOC-LaSalle
		Bank, 4.080%, 7/4/06 (b)(c)	2,720,000
7,000,000	A-1+	Hospital Facilities Revenue, Iowa Health Systems, Series B, AMBAC-
		Insured, SPA-Wachovia Bank, 4.000%, 7/5/06 (c)	7,000,000
5,475,000	A-1+	Iowa Health Systems, Series B, AMBAC-Insured, SPA-Wachovia Bank,
		4.000%, 7/5/06 (c)	5,475,000
15,000,000	A-1	Retirement Community Revenue, Deerfield Retirement, Series A, LOC-
		LaSalle Bank, 3.980%, 7/6/06 (c)	15,000,000
6,000,000	A-1+	Small Business Development Revenue, Corp. Center Association L.P.
		Project, LOC-Bank of America, 3.980%, 7/6/06 (c)	6,000,000
6,000,000	A-1+	Wesley Retirement Services Inc. Project, Series B, LOC-Wells Fargo
		Bank, 3.970%, 7/6/06 (c)	6,000,000
5,750,000	VMIG1(d)	Iowa Finance Authority Health Care Facilities Revenue, Refunding, Iowa
		Health Systems, Series B-2, AMBAC-Insured, SPA- Mogan Stanley,
		3.900%, 7/5/06 (c)	5,750,000
13,495,000	A-1	Iowa State Vision Special Fund MSTC, Series 2001-173, PART, MBIA-
		Insured, LIQ-Bear Stearns, 4.030%, 7/5/06 (c)(e)	13,495,000
		Total Iowa	62,505,000
Kansas — 1.4%
		Kansas State Department of Transportation Highway Revenue:
		Refunding:
11,200,000	A-1+	Series B-1, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		4.010%, 7/6/06 (c)	11,200,000
28,900,000	A-1+	Series B-2, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		4.010%, 7/6/06 (c)	28,900,000

See Notes to Schedule of Investments. 9

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Kansas — 1.4% (continued)
$20,700,000	A-1 +	Series B-3, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		4.010%, 7/6/06 (c)	$20,700,000
22,800,000	A-1+	Series C-2, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		3.930%, 7/6/06 (c)	22,800,000
1,225,000	Aa2(d)	Lawrence, KS, IDR, Ram Co. Project, Series A, LOC-Wachovia Bank,
		4.080%, 7/6/06 (b)(c)	1,225,000
		Wichita, KS, Airport Authority Flight Safety International:
13,000,000	VMIG1(d)	4.030%, 7/6/06 (b)(c)	13,000,000
2,860,000	VMIG1(d)	Series A, 4.030%, 7/6/06 (b)(c)	2,860,000
		Total Kansas	100,685,000
Kentucky — 1.2%
11,000,000	A-1+	Campbell and Kenton Counties, KY, Sanitation District Series, SGA-130,
		PART, FSA-Insured, LIQ-Societe Generale, 4.030%, 7/5/06 (c)	11,000,000
17,000,000	VMIG1(d)	County of Allen, KY, Revenue, Camp Courageous Project, LOC-SunTrust
		Bank, 3.990%, 7/5/06 (c)	17,000,000
3,000,000	A-1+	Daviess County, KY, Exempt Facilities, Kimberly-Clark Corp. Project,
		4.050%, 7/5/06 (b)(c)	3,000,000
		Daviess County, KY, Solid Waste Disposal Facilities, Scott Paper Co. Project:
1,850,000	A-1+	Series A, 4.050%, 7/5/06 (b)(c)	1,850,000
4,800,000	A-1+	Series B, 4.050%, 7/5/06 (b)(c)	4,800,000
10,000,000	VMIG1(d)	Georgetown, KY Industrial Building Revenue, Refunding, Georgetown
		College Project, LOC-Fifth Third Bank, 3.970%, 7/7/06 (c)	10,000,000
2,990,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027,
		PART, FSA-Insured, LIQ-Bear Stearns, 4.030%, 7/5/06 (c)(e)	2,990,000
14,538,500	A-1	Kentucky State Turnpike Authority, Series 567, PART, FSA-Insured, LIQ-
		Morgan Stanley, 4.010%, 7/6/06 (c)	14,538,500
11,000,000	A-1+	Lexington, KY, Center Corp. Mortgage Revenue, Series A, AMBAC-Insured,
		LIQ-JPMorgan Chase, 4.000%, 7/6/06 (c)	11,000,000
200,000	AAA(a)	Lexington-Fayette Urban County Airport Corp., First Mortgage, Series C,
		MBIA-Insured, SPA-Dexia Credit Local, 4.130%, 7/3/06 (b)(c)	200,000
10,435,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer &
		Drain Systems, Series SG-132, PART, FGIC-Insured, SPA-Societe
		Generale, 4.000%, 7/6/06 (c)(e)	10,435,000
		Total Kentucky	86,813,500
Louisiana — 0.4%
		Louisiana Local Government Environmental Facilities, Development Authority,
		BASF Corp. Project:
18,000,000	A-1+	4.050%, 7/5/06 (b)(c)	18,000,000
6,000,000	A-1+	Series A, 4.050%, 7/5/06 (b)(c)	6,000,000
5,000,000	A-1+	Series B, 3.980%, 7/5/06 (c)	5,000,000
		Total Louisiana	29,000,000
Maine — 0.2%
3,550,000	A-1+	Auburn, ME, Revenue Obligation Morse Brothers Inc. Project, LOC-Bank of
		America, 4.070%, 7/5/06 (b)(c)	3,550,000
1,670,000	A-1+	Gorham, ME, Revenue Obligation Montalvo Properties LLC Project, Series
		A, LOC-Bank of America, 4.100%, 7/5/06 (b)(c)	1,670,000
7,500,000	A-1+	Maine State Housing Authority, Series D-3, SPA-State Street Bank Trust &
		Co., 4.030%, 7/6/06 (b)(c)	7,500,000
		Total Maine	12,720,000
Maryland — 4.6%
		Baltimore County, MD, Public Improvement BAN, Series 95, TECP, LIQ-
		Westdeutsche Landesbank Girozentrale:
20,000,000	A-1+	3.620% due 8/7/06	20,000,000
12,500,000	A-1+	3.550% due 8/8/06	12,500,000

See Notes to Schedule of Investments. 10

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Maryland — 4.6% (continued)
$16,600,000	A-1+	3.500% due 9/5/06	$16,600,000
9,400,000	A-1+	Baltimore, MD, IDA, Baltimore Capital Acquisition, LOC-Bayerische
		Landesbank, 4.000%, 7/5/06 (c)	9,400,000
		Howard County, MD:
1,845,000	A-1+	IDR, Preston County Ltd. Partnership, LOC-SunTrust Bank, 3.400%,
		7/3/06 (b)(c)	1,845,000
8,475,000	A-1	Vantage House Facilities, Series B, LOC-LaSalle Bank, 3.970%, 7/6/06
		(c)	8,475,000
		Maryland CDA:
6,650,000	VMIG1(d)	Department of Housing and Community, Series F, SPA-Lloyds Bank
		PLC, 4.020%, 7/6/06 (b)(c)	6,650,000
615,000	A-1	MSTC, Series 1999-76, Class A, PART, FSA-Insured, LIQ-Bear Stearns,
		4.070%, 7/5/06 (b)(c)(e)	615,000
		Maryland State Economic Development Corp. Revenue, Refunding,
		Constellation Energy:
10,000,000	A-1+	Series A, LOC-Wachovia Bank, 3.950%, 7/6/06 (c)	10,000,000
20,000,000	A-1+	Series B, LOC-Wachovia Bank, 3.950%, 7/6/06 (c)	20,000,000
		Maryland State Health and Higher Educational Facilities Authority Revenue:
38,000,000	VMIG1(d)	Adventist Healthcare, Series A, LOC-LaSalle Bank, 3.970%, 7/6/06 (c)	38,000,000
20,250,000	VMIG1(d)	Holton-Arms School, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	20,250,000
9,600,000	VMIG1(d)	Stone Ridge School of the Sacred Heart, Series A, LOC-SunTrust Bank,
		3.990%, 7/5/06 (c)	9,600,000
30,290,000	A-1+	University of Maryland Medical System, Series A, AMBAC-Insured,
		SPA-JPMorgan Chase, 3.970%, 7/6/06 (c)	30,290,000
74,680,000	A-1+	Maryland State Stadium Authority Sports Facilities Lease, LIQ-Bank of
		America, 4.030%, 7/5/06 (b)(c)	74,680,000
9,575,000	A-1	Maryland State, GO, PART, Series 389, LIQ-Merrill Lynch, 4.000%, 7/6/06
		(c)	9,575,000
1,930,000	VMIG1(d)	Maryland State, IDR, Calvert School Inc., LOC-SunTrust Bank, 3.990%,
		7/5/06 (c)	1,930,000
		Montgomery County, MD, EDA Bonds:
		Howard Hughes Medical Institute Facilities:
8,500,000	A-1+	Series A, 3.990%, 7/5/06 (c)	8,500,000
19,400,000	A-1+	Series C, 3.990%, 7/5/06 (c)	19,400,000
5,840,000	VMIG1(d)	Sandy Springs Friends School Facility, LOC-SunTrust Bank, 3.990%,
		7/5/06 (c)	5,840,000
		Total Maryland	324,150,000
Massachusetts — 4.2%
		Massachusetts Bay Transportation Authority:
8,850,000	A-1+	General Transportation Systems, LOC-Westdeutsche Landesbank,
		3.960%, 7/5/06 (c)	8,850,000
2,500,000	A-1+	GO, General Transportation System, SPA-Landesbank Baden-
		Wurttemberg, 4.010%, 7/5/06 (c)	2,500,000
12,500,000	A-1+	Massachusetts Port Authority, TECP, Series 2003, LOC-Westdeutsche
		Landesbank, 3.580% due 8/2/06	12,500,000
		Massachusetts State DFA:
19,140,000	A-1	Brooksby Village Inc. Project, LOC-LaSalle Bank, 3.950%, 7/6/06 (c)	19,140,000
1,400,000	A-1+	Clark University, Series A, AMBAC-Insured, SPA-Bank of America,
		3.960%, 7/5/06 (c)	1,400,000
2,260,000	A-1+	Draper Laboratory Issue, MBIA-Insured, LIQ-JPMorgan Chase, 3.980%,
		7/5/06 (c)	2,260,000
1,000,000	VMIG1(d)	Notre Dame Health Care Center, LOC-KBC Bank NV, 4.070%, 7/6/06
		(c)	1,000,000
951,000	A-1+	Smith College Project, 3.940%, 7/6/06 (c)	951,000
3,900,000	VMIG1(d)	St. Mark's School, LOC-Bank of America, 3.980%, 7/6/06 (c)	3,900,000

See Notes to Schedule of Investments. 11

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Massachusetts — 4.2% (continued)
$2,455,000	VMIG1(d)	Wentworth Institute, AMBAC-Insured, SPA-State Street Bank & Trust
		Co., 4.000%, 7/6/06 (c)	$2,455,000
		Massachusetts State DFA Revenue:
4,745,000	VMIG1(d)	Floater Series 563, MBIA-Insured, LIQ-Morgan Stanley, 4.000%, 7/6/06
		(c)	4,745,000
300,000	VMIG1(d)	Marine Biological Laboratory, LOC-JPMorgan Chase, 4.000%, 7/6/06 (c)	300,000
		Massachusetts State GO:
375,000	A-1+	Central Artery, Series A, SPA-Landesbank Baden-Wuerttenburg,
		3.980%, 7/3/06 (c)	375,000
4,000,000	AA	Consolidated Loan, Series B, 4.000% due 8/1/06	4,001,802
18,600,000	A-1+	Refunding, Series B, SPA-Depfa Bank PLC, 3.940%, 7/6/06 (c)	18,600,000
27,100,000	A-1+	Series A, SPA-Westdeutsche Landesbank, 3.940%, 7/6/06 (c)	27,100,000
23,000,000	A-1+	Series B, SPA-Landesbank Hessen-Thuringen, 3.970%, 7/6/06 (c)	23,000,000
		Massachusetts State HEFA:
2,905,000	A-1	Berklee College of Music, Series 385, PART, MBIA-Insured, LIQ-
		Morgan Stanley, 4.000%, 7/6/06 (c)	2,905,000
500,000	A-1+	Boston University, Series H, 3.950%, 7/5/06 (c)	500,000
		Partners Healthcare Systems:
7,000,000	A-1+	Series F4, SPA-Bank of America, 3.970%, 7/6/06 (c)	7,000,000
9,425,000	A-1+	Series P-1, FSA-Insured, SPA-Bayerische Landesbank & JPMorgan
		Chase, 3.980%, 7/5/06 (c)	9,425,000
900,000	VMIG1(d)	Simmons College, MERLOT, PART, Series T, AMBAC-Insured, SPA-
		Wachovia Bank, 4.000%, 7/5/06 (c)	900,000
		Williams College:
3,800,000	A-1+	3.920%, 7/6/06 (c)	3,800,000
1,000,000	A-1+	Series E, 3.940%, 7/5/06 (c)	1,000,000
		Massachusetts State HEFA Revenue:
8,450,000	A-1+	Bentley College, Series K, LOC-Bank of America, 3.950%, 7/5/06 (c)	8,450,000
1,000,000	A-1+	Childrens Hospital, Series L-2, AMBAC-Insured, SPA-Bank of America,
		4.000%, 7/3/06 (c)	1,000,000
9,700,000	A-1+	Hallmark Health System, Series B, FSA-Insured, SPA-Bank of America,
		3.950%, 7/6/06 (c)	9,700,000
12,500,000	A-1+	Partners Healthcare Systems, Series P-2, FSA-Insured, SPA-Bayerische
		Landesbank Girozentrale & JPMorgan Chase, 3.970%, 7/5/06 (c)	12,500,000
15,520,000	A-1+	Series M, LOC-Bank of America, 3.950%, 7/6/06 (c)	15,520,000
		Massachusetts State HFA, Housing Revenue:
600,000	VMIG1(d)	FSA Insured, SPA-Dexia Credit Local, 3.990%, 7/5/06 (b)(c)	600,000
28,200,000	A-1+	Series G, SPA-HSBC Holdings PLC, 3.960%, 7/5/06 (c)	28,200,000
		Massachusetts State IFA:
400,000	VMIG1(d)	Education Buckingham Browne Nichols, LOC-State Street Bank & Trust
		Co., 3.970%, 7/6/06 (c)	400,000
1,000,000	VMIG1(d)	Whitehead Institute Biomed Research, SPA-Bank of America, 3.950%,
		7/5/06 (c)	1,000,000
		Massachusetts State Water Resources Authority, Multi-Modal, General
		Subordinated:
		Series B:
10,500,000	A-1+	AMBAC-Insured, SPA-Bank of Nova Scotia, 3.980%, 7/5/06 (c)	10,500,000
18,230,000	A-1+	FGIC-Insured, SPA-Bayerische Landesbank, 3.980%, 7/5/06 (c)	18,230,000
7,250,000	A-1+	Series C, FGIC-Insured, LIQ-Bayerische Landesbank, 3.980%, 7/5/06 (c)	7,250,000
26,525,000	A-1+	Series D, FGIC-Insured, LIQ-Dexia Credit Local, 3.980%, 7/5/06 (c)	26,525,000
		Total Massachusetts	298,482,802
Michigan — 3.2%
4,300,000	A-1+	Detroit, MI, Water Supply System, Refunding, Second Lien, Series C, FGIC-
		Insured, SPA-Depfa Bank PLC, 3.980%, 7/5/06 (c)	4,300,000
7,000,000	VMIG1(d)	Detroit, MI, School Building Munitops, GO, Series 2002-29, PART, FGIC-
		Insured, SPA-ABN AMRO, 3.990%, 7/6/06 (c)	7,000,000

See Notes to Schedule of Investments. 12

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Michigan — 3.2% (continued)
		Detroit, MI, Sewer Disposal:
$5,000,000	VMIG1(d)	MERLOT, Series I, PART, FGIC-Insured, SPA-Wachovia Bank,
		4.010%, 7/5/06 (c)	$5,000,000
5,395,000	A-1+	Series C-2, FGIC-Insured, SPA-FGIC-SPI, 3.980%, 7/6/06 (c)	5,395,000
41,910,000	A-1+	Detroit, MI, Sewer Disposal Revenue, Refunding, Series C-1, FSA-Insured,
		LIQ-Dexia Credit Local, 3.980%, 7/6/06 (c)	41,910,000
6,200,000	A-1+	Jackson County Hospital Finance Authority, Foote Memorial Hospital, Series
		B, LOC-Bank of Nova Scotia, 3.990%, 7/6/06 (c)	6,200,000
17,650,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2, LOC-
		JPMorgan Chase, 4.000% due 8/18/06	17,673,331
		Michigan State Building Authority:
		Multi-Modal Facilities Program:
16,600,000	A-1+	Series I, SPA-Depfa Bank PLC, 3.970%, 7/6/06 (c)	16,600,000
3,400,000	A-1+	Series IIA, LOC-Depfa Bank PLC, 3.980%, 7/6/06 (c)	3,400,000
4,995,000	VMIG1(d)	PART, Series 516, LIQ-Morgan Stanley, 4.010%, 7/6/06 (c)	4,995,000
15,630,000	A-1+	Michigan State Hospital Finance, Trinity Health Systems, Series E, AMBAC-
		Insured, SPA-JPMorgan Chase, 4.020%, 7/6/06 (c)	15,630,000
14,710,000	A-1+	Michigan State Housing Development Authority Housing Revenue, Series A,
		MBIA-Insured, LIQ-Landesbank Hessen-Thuringen, 4.040%, 7/6/06
		(b)(c)	14,710,000
		Michigan State Strategic Fund:
4,305,000	A-1+	Clark Retirement Community Project, LOC-Fifth Third Bank, 3.960%,
		7/6/06 (c)	4,305,000
10,800,000	A-1+	Grand Rapid Christian School, LOC-Fifth Third Bank, 3.970%, 7/7/06 (c)	10,800,000
		Michigan State University Revenue:
4,125,000	A-1	Refunding, Series B, SPA-Landesbank Hessen-Thuringen, 3.970%,
		7/5/06 (c)	4,125,000
18,030,000	A-1+	SPA-Landesbank Hessen-Thuringen, 3.970%, 7/5/06 (c)	18,030,000
4,000,000	VMIG1(d)	Northern Michigan University, MI, Revenue, General, AMBAC-Insured,
		SPA-Depfa Bank PLC, 4.040%, 7/3/06 (c)	4,000,000
21,365,000	A-1+	Saline, MI, Area Schools, Q-SBLF-Insured, LIQ-Landesbank Hessen-
		Thuringen, 3.960%, 7/6/06 (c)	21,365,000
4,650,000	A-1+	Saline, MI, EDA, Evangelical Homes Project, LOC-JPMorgan Chase,
		4.040%, 7/5/06 (c)	4,650,000
5,800,000	A-1+	Southfield, MI, Economic Development, Lawrence Tech University Project,
		LOC-JPMorgan Chase, 4.040%, 7/5/06 (c)	5,800,000
200,000	A-1+	University of Michigan, Hospital, Series B, 3.960%, 7/6/06 (c)	200,000
14,490,000	A-1+	University of Michigan Revenue, 3.960%, 7/6/06 (c)	14,490,000
		Total Michigan	230,578,331
Minnesota — 0.6%
5,090,000	A-1+	Bloomington, MN, MFH, Norlan Partners LP, Series A-1, LIQ-FNMA,
		4.070%, 7/6/06 (b)(c)	5,090,000
2,910,000	VMIG1(d)	Crystal, MN, MFH, FHLMC-Insured, LIQ-FHLMC, 4.070%, 7/6/06 (c)	2,910,000
1,000,000	A-1+	Mankato, MN, MFH, Highland Hills Apartments, LOC-LaSalle Bank,
		4.090%, 7/3/06 (c)	1,000,000
9,000,000	A-1+	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, MSTC,
		Series SGA-127, PART, FGIC-Insured, LIQ-Societe Generale, 4.030%,
		7/5/06 (c)	9,000,000
6,000,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview Health
		Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada,
		3.960%, 7/5/06 (c)	6,000,000
7,400,000	VMIG1(d)	Minneapolis, MN, Guthrie Theater Project, Series A, LOC-Wells Fargo Bank,
		3.970%, 7/6/06 (c)	7,400,000
10,000,000	VMIG1(d)	St. Paul, MN, Housing & Redevelopment Authority, MFH Revenue, Highland
		Ridge Project, FHLMC-Insured, LIQ-FHLMC, 3.970%, 7/6/06 (c)	10,000,000

See Notes to Schedule of Investments. 13

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Minnesota — 0.6% (continued)
$4,110,000	A-1+	University of Minnesota, TECP, 3.420% due 7/24/06	$4,110,000
		Total Minnesota	45,510,000
Missouri — 3.3%
40,000,000	SP-1+	Curators of the University of Missouri, Capital Projects Notes, Series FY,
		4.500% due 6/29/07	40,305,600
6,200,000	A-1	Kansas City, MO, IDA, MFH, Crooked Creek Apartments Project, Series A,
		LOC-LaSalle Bank, 4.040%, 7/6/06 (b)(c)	6,200,000
510,000	VMIG1(d)	Kirkwood, MO, Tax Increment Revenue, Kirkwood Commons Project, LOC-
		U.S. Bank, 4.090%, 7/3/06 (c)	510,000
		Missouri Development Finance Board Cultural Facilities Revenue, Nelson
		Gallery Foundation:
16,800,000	A-1+	Series A, SPA-JPMorgan Chase, 4.000%, 7/3/06 (c)	16,800,000
5,870,000	A-1+	Series B, MBIA-Insured, SPA-JPMorgan Chase, 4.000%, 7/3/06 (c)	5,870,000
5,700,000	VMIG1(d)	Missouri Higher Education Loan Authority, Student Loan Revenue, Series
		1990-B, LOC-Bank of America, 4.050%, 7/5/06 (b)(c)	5,700,000
		Missouri State HEFA:
1,015,000	VMIG1(d)	Assemblies of God College, LOC-Bank of America, 4.000%, 7/6/06 (c)	1,015,000
2,968,000	A-1+	Barnes Hospital Project, LOC-JPMorgan Chase, 3.980%, 7/5/06 (c)	2,968,000
3,000,000	Aa2(d)	Dialysis Clinic Inc. Project, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	3,000,000
31,445,000	A-1+	Medical Research Facilities, Stowers Institute for Medical Research,
		MBIA-Insured, SPA-BNP Paribas, 3.980%, 7/6/06 (c)	31,445,000
55,725,000	A-1+	Medical Research Facilities, Stowers Institute, MBIA-Insured, SPA-
		JPMorgan Chase, 3.980%, 7/5/06 (c)	55,725,000
2,300,000	A-1+	Washington University, Series B, SPA-JPMorgan Chase, 4.030%, 7/3/06
		(c)	2,300,000
2,445,000	A-1+	Missouri State HEFA Revenue, Washington University, Series A, SPA-Dexia
		Credit Local, 4.030%, 7/3/06 (c)	2,445,000
18,000,000	A-1+	Palmyra, MO, IDA, Solid Waste Disposal, BASF Corp. Project, 4.050%,
		7/6/06 (b)(c)	18,000,000
600,000	A-1+	St. Charles County, MO, IDA, IDR, Casalon Apartments Project, FNMA-
		Collateralized, 3.990%, 7/6/06 (c)	600,000
		St. Louis County IDA:
9,500,000	NR	Parque Carondelet Apartment Project, LIQ-FHLMC, 4.120%, 7/6/06
		(b)(c)	9,500,000
10,000,000	A-1+	Refunding, Merchandise Mart, Series A, LIQ-FHLMC, 4.050%, 7/6/06
		(c)	10,000,000
		St. Louis County, MO, IDA:
5,615,000	A-1	Friendship Village South County, Series B, LOC-LaSalle Bank, 3.970%,
		7/5/06 (c)	5,615,000
18,000,000	VMIG1(d)	Pelican Cove Project, LIQ-FNMA, 3.970%, 7/6/06 (c)	18,000,000
		Total Missouri	235,998,600
Montana — 0.2%
14,610,000	A-1+	Montana Facility Finance Authority Revenue, Sisters Charity Health System,
		3.980%, 7/5/06 (c)	14,610,000
2,400,000	A-1+	Montana State HFA Revenue, Health Care Pooled Loan Program, Series A,
		FGIC-Insured, SPA-Wells Fargo Bank, 3.970%, 7/6/06 (c)	2,400,000
		Total Montana	17,010,000
National — 0.1%
3,648,088	VMIG1(d)	Clipper Tax Exempt Trust Certificates PART, Series 1999-2, SPA-State Street
		Bank Trust & Co., 4.120%, 7/6/06 (b)(c)	3,648,088
Nebraska — 0.7%
5,400,000	A-1+	NebHelp Inc., Nebraska Revenue, Student Loan Program, Series B, MBIA-
		Insured, SPA-Lloyds Bank PLC, 4.150%, 7/5/06 (b)(c)	5,400,000
3,350,000	VMIG1(d)	Nebraska Helpers Inc., Series 517, MBIA-Insured, SPA-BNP Paribas,
		4.040%, 7/6/06 (b)(c)	3,350,000

See Notes to Schedule of Investments. 14

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Nebraska — 0.7% (continued)
		Nebraska IFA:
$6,000,000	A-1	MFH Riverbend Apartments Project, LOC-LaSalle Bank, 4.050%, 7/6/06
		(b)(c)	$6,000,000
9,340,000	A-1	SFH MERLOT, Series A, PART, FHLMC/FNMA/GNMA-
		Collateralized, LIQ-Wachovia Bank, 4.060%, 7/6/06 (b)(c)	9,340,000
26,305,000	A-1+	Nebraska Student Loan, NebHelp Inc. Revenue, Series B, MBIA-Insured,
		SPA-Lloyds Bank PLC, 4.050%, 7/5/06 (c)	26,305,000
		Total Nebraska	50,395,000
Nevada — 1.5%
		Carson City, NV, Hospital Revenue:
9,300,000	A-1+	Carson Tahoe Regional Medical Center, LOC-U.S. Bank, 3.970%, 7/6/06
		(c)	9,300,000
30,500,000	A-1 +	Tahoe Hospital Project, Series B, LOC-U.S. Bank, 3.970%, 7/6/06 (c)	30,500,000
21,720,000	VMIG1(d)	Clark County, NV, ISD, GO, Munitops, Series 33, PART, FSA-Insured, SPA-
		LaSalle Bank, 4.000%, 7/6/06 (c)	21,720,000
		Las Vegas Valley Water District, TECP:
5,000,000	NR	Series 2004A, 3.500% due 8/9/06	5,000,000
22,000,000	NR	Series 2004B, SPA-BNP Paribas & Lloyds Bank, 3.430% due 7/24/06	22,000,000
16,350,000	A-1	Nevada State, MSTC, Series SG 114, LIQ-Societe Generale, 4.000%, 7/6/06
		(c)	16,350,000
		Total Nevada	104,870,000
New Hampshire — 0.7%
		New Hampshire HEFA Revenue:
17,245,000	A-1+	Dartmouth Hitchcock Clinic, Series A, FSA-Insured, SPA-Dexia Credit
		Local & JPMorgan Chase, 3.950%, 7/6/06 (c)	17,245,000
4,500,000	VMIG1(d)	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 3.980%,
		7/6/06 (c)	4,500,000
9,165,000	A-1+	New Hampshire Higher Educational & Health Facilities Authority Revenue,
		Mary Hitchcock 85-H, FGIC-Insured, SPA-JPMorgan Chase, 3.950%,
		7/5/06 (c)	9,165,000
		New Hampshire State Business Finance Authority:
14,000,000	A-1+	Lonza Biologics Inc., LOC-Deutsche Bank, 4.070%, 7/6/06 (b)(c)	14,000,000
1,800,000	A-1+	Luminescent Systems Inc., LOC-HSBC Holding PLC, 4.150%, 7/5/06
		(b)(c)	1,800,000
630,000	A-1+	Park Nameplate Co., LOC-Bank of America, 4.100%, 7/5/06 (b)(c)	630,000
		Total New Hampshire	47,340,000
New Jersey — 0.0%
200,000	A-1+	New Jersey State Turnpike Authority Revenue, Refunding C-1, FSA-Insured,
		SPA-Westdeutsche Landesbank, 3.900%, 7/5/06 (c)	200,000
New Mexico — 0.5%
		New Mexico State, TRAN:
10,000,000	SP-1+	4.750% due 6/29/07	10,093,600
25,000,000	SP-1+	4.500% due 6/29/07	25,174,750
		Total New Mexico	35,268,350
New York — 2.5%
9,200,000	A-1+	City of New York, NY, Subordinated Series C-3, LOC-BNP Paribas, 3.880%,
		7/5/06 (c)	9,200,000
3,875,000	A-1+	Long Island, NY, Power Authority, Series 1, Subordinated Series 1A, LOC-
		Bayerische Landesbank & Landesbank Baden-Wurttemberg, 3.950%,
		7/5/06 (c)	3,875,000
		Metropolitan Transportation Authority of New York Revenue:
2,500,000	A-1+	Series D-2, AMBAC-Insured, SPA-Wachovia Bank, 3.950%, 7/6/06 (c)	2,500,000
		TECP, LOC-ABN AMRO:

See Notes to Schedule of Investments. 15

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
New York — 2.5% (continued)
$15,000,000	A-1+	3.350% due 8/2/06	$15,000,000
20,000,000	A-1+	3.330% due 8/7/06	20,000,000
18,000,000	A-1+	3.530% due 9/7/06	18,000,000
25,000,000	A-1+	New York City Municipal Water Authority, TECP, Series 7, 3.420% due
		8/24/06	25,000,000
		New York City, NY, GO:
300,000	A-1+	Series A, Subordinated Series A-3, LOC-BNP Paribas, 3.950%, 7/5/06
		(c)	300,000
8,600,000	A-1+	Series B2, Subordinated Series B9, LOC-JPMorgan Chase, 3.950%,
		7/5/06 (c)	8,600,000
2,200,000	A-1+	Series C, Subordinated Series C-2, SPA-Bayerische Landesbank, 3.950%,
		7/5/06 (c)	2,200,000
5,395,000	A-1+	New York City, NY, Municipal Water Finance Authority, Water & Sewer
		System Revenue,, Series F-2, SPA-JPMorgan Chase, 3.940%, 7/5/06 (c)	5,395,000
3,000,000	A-1+	New York State Dormitory Authority Revenue, Mental Health Facilities
		Improvement, Series F-2B, FSA-Insured, 3.950%, 7/6/06 (c)	3,000,000
20,260,000	AA-	New York State Power Authority Revenue, 5.000% due 11/15/06	20,356,098
8,000,000	A-1+	New York State Power Authority, TECP, Series 2, LIQ-Bank of New York,
		Bank of Nova Scotia, Bayerische Landesbank, Dexia Credit Local,
		JPMorgan Chase, Landesbank-Baden-Wurttemberg, State Street Bank &
		Trust Co. & Wachovia Bank, 3.550% due 8/4/06	8,000,000
		New York, NY, GO, Series I:
18,550,000	A-1+	Subordinated Series I-4, LOC- Bank of New York, 3.940%, 7/5/06 (c)	18,550,000
10,000,000	A-1+	Subordinated Series I-7, LOC-Bank of America, 3.980%, 7/5/06 (c)	10,000,000
5,600,000	A-1+	Triborough Bridge & Tunnel Authority, Revenue, Refunding, Gem
		Subordinated Series B-4, SPA-Landesbank Baden-Wurttemberg, 3.940%,
		7/6/06 (c)	5,600,000
		Total New York	175,576,098
North Carolina — 2.6%
17,050,000	A-1+	Buncombe County, NC, GO, Series B, SPA-Wachovia Bank, 3.980%, 7/6/06
		(c)	17,050,000
42,920,000	A-1+	Guilford County, NC, GO, Series B, SPA-Wachovia Bank, 4.000%, 7/6/06 (c)	42,920,000
4,500,000	Aa2(d)	Iredell County, NC, PCR, Valspar Corp. Project, LOC-Wachovia Bank,
		4.080%, 7/6/06 (b)(c)	4,500,000
2,485,000	A-1+	Mecklenburg County, NC, COP, SPA-Landesbank Hessen-Thuringen,
		3.970%, 7/6/06 (c)	2,485,000
1,700,000	Aa2(d)	North Carolina Agricultural Financial Authority, Agricultural Development
		Revenue, Coastal Carolina GIN Project, LOC-Wachovia Bank, 4.030%,
		7/6/06 (b) (c)	1,700,000
3,720,000	A-1+	North Carolina Capital Facilities Finance Agency Educational Facilities
		Revenue, LOC-Wachovia Bank, 3.980%, 7/6/06 (c)	3,720,000
3,815,000	A-1+	North Carolina EFA, EDL, Charlotte Latin, LOC-Wachovia Bank, 3.980%,
		7/6/06 (c)	3,815,000
		North Carolina HFA, Home Ownership:
11,200,000	A-1+	1998 TR-19C, LIQ-Bank of America, 4.050%, 7/5/06 (b)(c)	11,200,000
5,395,000	A-1+	Series 15-C, FSA-Insured, SPA-Bank of America, 4.050%, 7/5/06 (b)(c)	5,395,000
		North Carolina Medical Care Commission:
2,020,000	F-1+(a)	Lutheran Retirement Project, LOC-Bank of America, 4.000%, 7/6/06 (c)	2,020,000
4,250,000	A-1+	Moses Cone Health Systems, Series A, 3.960%, 7/6/06 (c)	4,250,000
37,925,000	A-1+	North Carolina Medical Care Commission Hospital Revenue, Baptist
		Hospitals Project, SPA-Wachovia Bank, 4.000% due 6/1/07 (g)	37,925,000
13,130,000	A-1+	North Carolina State, GO, Public Improvement, Series E, SPA-Landesbank
		Hessen-Thurgin, 3.970%, 7/5/06 (c)	13,130,000
990,000	A-1+	Rowan County, IDR, PCR, Double 3 LLC Project, LOC-Bank of America,
		4.100%, 7/5/06 (b)(c)	990,000
15,000,000	A-1+	Wake County, NC, GO, Public Improvement, Series A, SPA-Landesbank
		Hessen-Thuringen, 3.960%, 7/6/06 (c)	15,000,000

See Notes to Schedule of Investments. 16

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
North Carolina — 2.6% (continued)
		Winston-Salem, NC:
$8,000,000	A-1+	COP, SPA-Dexia Credit Local, 3.960%, 7/6/06 (c)	$8,000,000
9,915,000	A-1+	Water and Sewer Systems Revenue, Refunding, Series C, SPA-Dexia
		Credit Local, 4.000%, 7/5/06 (c)	9,915,000
		Total North Carolina	184,015,000
North Dakota — 0.1%
4,100,000	A-1+	Ward County, ND, Trinity Obligation Group, Series A, LOC-U.S. Bank,
		4.090%, 7/3/06 (c)	4,100,000
Ohio — 2.0%
5,000,000	A-1+	Cleveland-Cuyahoga County, OH, Cleveland Museum of Art Project, Series
		B, SPA-JPMorgan Chase, 3.970%, 7/6/06 (c)	5,000,000
1,970,000	A-1+	Cleveland-Cuyahoga County, OH, Port Authority Revenue, 96th Research
		Building Project, LOC-Fifth Third Bank, 4.000%, 7/5/06 (c)	1,970,000
10,500,000	A-1+	Clinton County, OH, Facilities Improvement Clinton Memorial, LOC-Fifth
		Third Bank, 3.970%, 7/7/06 (c)	10,500,000
11,760,000	VMIG1(d)	Franklin County, OH, Hospital Revenue, Children Hospital, Series B, FGIC-
		Insured, SPA-National City Bank, 3.980%, 7/6/06 (c)	11,760,000
1,885,000	VMIG1(d)	Lakewood, OH, Educational Facilities Revenue, St. Edward High School
		Project, LOC-Fifth Third Bank, 3.970%, 7/6/06 (c)	1,885,000
7,850,000	A-1+	Ohio State Air Quality Development Authority, PCR, Refunding, LOC-
		KeyBank, 3.950%, 7/5/06 (c)	7,850,000
18,650,000	A-1	Ohio State Building Authority, MSTC, Series 2001-133, Class A, PART,
		FSA-Insured, LIQ-Bear Stearns, 4.010%, 7/5/06 (c)(e)	18,650,000
		Ohio State Higher Educational Facilities:
8,330,000	VMIG1(d)	Marietta College Project, LOC-JPMorgan Chase, 3.990%, 7/6/06 (c)	8,330,000
		Pooled Financing Program:
		Series A, LOC-Fifth Third Bank:
7,800,000	VMIG1(d)	3.990%, 7/6/06 (c)	7,800,000
3,315,000	VMIG1(d)	4.000%, 7/6/06 (c)	3,315,000
4,780,000	VMIG1(d)	Series B, LOC-Fifth Third Bank, 3.990%, 7/6/06 (c)	4,780,000
10,000,000	VMIG1(d)	Ohio State Higher Educational Facility Commission Revenue, Higher
		Educational Facillity-Pooled Program, Series A, LOC-Fifth Third Bank,
		3.990%, 7/6/06 (c)	10,000,000
16,570,000	A-1+	Ohio State University, General Receipts, FSA-Insured, LIQ-Dexia Credit
		Local, 4.000%, 7/6/06 (c)	16,570,000
8,000,000	A-1+	Ohio State, GO, Refunding and Improvement Infrastructure, Series D,
		3.950%, 7/5/06 (c)	8,000,000
25,000,000	VMIG1(d)	University of Akron, Ohio, General Receipts, FGIC-Insured, SPA-Dexia
		Credit Local, 3.970%, 7/6/06 (c)	25,000,000
		Total Ohio	141,410,000
Oklahoma — 0.4%
		Oklahoma State Student Loan Authority:
18,500,000	A-1+	Series A-1, MBIA Insured, LIQ-JPMorgan Chase, 4.010%, 7/5/06 (b)(c)	18,500,000
6,455,000	A-1	Series A-2, MBIA-Insured, SPA-JPMorgan Chase, 4.010%, 7/5/06 (b)(c)	6,455,000
3,000,000	Aa2(d)	Optima, OK, Municipal Authority Industrial Revenue, Seaboard Project,
		LOC-SunTrust Bank, 4.040%, 7/5/06 (b)(c)	3,000,000
2,800,000	A-1+	Tulsa, OK, Tulsa IDA, Multifamily Revenue, Park Chase Apartments, Series
		A-1, LIQ-FNMA, 3.970%, 7/6/06 (c)	2,800,000
		Total Oklahoma	30,755,000
Oregon — 1.1%
		Oregon State:
10,500,000	VMIG1(d)	Housing and Community Services, Single-Family Mortgage, Series PG-
		C, SPA-State Street Bank Trust & Co., 4.030%, 7/5/06 (b)(c)	10,500,000
12,250,000	A-1+	Veterans Welfare, Series 84, SPA-Dexia Credit Local, 3.970%, 7/5/06 (c)	12,250,000

See Notes to Schedule of Investments. 17

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Oregon — 1.1% (continued)
		Oregon State Department of Transportation Highway User Tax Revenue,
		Subordinated Lien:
$20,135,000	A-1+	Series B-1, LOC-Dexia Credit Local, 3.970%, 7/6/06 (c)	$20,135,000
15,135,000	A-1+	Series B-2, LIQ-Dexia Credit Local, 3.950%, 7/6/06 (c)	15,135,000
500,000	VMIG1(d)	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series
		A, LOC-U.S. Bank, 4.020%, 7/6/06 (c)	500,000
		Oregon State Housing & Community Services:
10,900,000	VMIG1(d)	Redwood Park Apartments, Series F, FNMA-Collateralized, LIQ-FNMA,
		4.020%, 7/6/06 (c)	10,900,000
5,000,000	VMIG1(d)	Single-Family Housing, SPA-State Street Bank Trust & Co., 4.030%,
		7/5/06 (b)(c)	5,000,000
5,000,000	VMIG1(d)	Oregon State Housing & Community Services Revenue, Series C, SPA-State
		Street Bank & Trust Co., 4.030%, 7/6/06 (c)	5,000,000
		Total Oregon	79,420,000
Pennsylvania — 4.3%
41,550,000	A-1+	Emmaus, PA, General Authority Revenue, Series A, FSA-Insured, SPA-
		Wachovia Bank, 4.000%, 7/6/06 (c)	41,550,000
12,260,000	A-1	Lancaster County Hospital Authority Revenue, AMBAC-Insured, LIQ-PNC
		Bank, 3.980%, 7/5/06 (c)	12,260,000
		New Garden, PA, General Authority Revenue, Pooled Financing Program:
70,230,000	A-1+	Series I, AMBAC-Insured, SPA-Bank of Nova Scotia & Dexia Credit
		Local, 3.980%, 7/6/06 (c)	70,230,000
14,975,000	A-1+	Series II, FSA-Insured, SPA-Bank of Nova Scotia, 3.980%, 7/6/06 (c)	14,975,000
8,810,000	A-1+	North Lebanon, PA, Municipal Sewer Revenue, FSA-Insured, SPA-Dexia
		Credit Local, 4.000%, 7/6/06 (c)	8,810,000
		Northampton County, PA, General Purpose Authority Revenue:
5,000,000	A-1+	Higher Education Lehigh University, SPA- JPMorgan Chase, 4.010%,
		7/6/06 (c)	5,000,000
2,700,000	A-1	Lehigh University, SPA-JPMorgan Chase, 3.980%, 7/6/06 (c)	2,700,000
6,620,000	NR	Pennsylvania EDA, Wengers Feed Mill Project, Series B-1, LOC-Wachovia
		Bank, 4.080%, 7/6/06 (b)(c)	6,620,000
3,500,000	A-1+	Pennsylvania HFA, Single Family Mortgage, Series-87C, LOC-Depfa Bank
		PLC, 4.020%, 7/5/06 (b)(c)	3,500,000
19,945,000	A-1+	Pennsylvania Intergovernmental COOP Authority, Special Tax Revenue,
		Philadelphia Funding, AMBAC-Insured, SPA-JPMorgan Chase, 3.990%,
		7/6/06 (c)	19,945,000
		Pennsylvania State Turnpike Commission:
10,565,000	A-1+	Refunding, Series B, SPA-Dexia Credit Local, 3.970%, 7/6/06 (c)	10,565,000
1,785,000	A-1+	Series A-3, SPA-Bayerische Landesbank, 3.980%, 7/5/06 (c)	1,785,000
25,000,000	A-1+	Series C, FSA-Insured, SPA-JPMorgan Chase, 3.960%, 7/6/06 (c)	25,000,000
25,925,000	A-1+	Pennsylvania State Turnpike Commission Revenue, Series C, AMBAC-
		Insured, SPA-JPMorgan Chase, 3.970%, 7/6/06 (c)	25,925,000
3,400,000	VMIG1(d)	Philadelphia, PA, Authority for Industrial Development Revenue, The
		Franklin Institute Project, LOC-Bank of America, 4.000%, 7/6/06 (c)	3,400,000
100,000	A-1+	Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Children's
		Hospital Project, Series A, SPA-JPMorgan Chase, 4.000%, 7/3/06 (c)	100,000
2,750,000	A-1	Philadelphia, PA, Hospitals & Higher EFA, Temple University, Series A,
		LOC-PNC Bank, 4.010%, 7/6/06 (c)	2,750,000
50,000,000	SP-1+	Philadelphia, PA, School District, GO, TRAN Series A, State Aid
		Withholding, LOC-Bank of America, 4.750% due 6/29/07	50,340,000
1,620,000	A-1+	West Cornwall Township Municipal Authority, PA, General Government
		Loan Program, FSA-Insured, SPA-Dexia Credit Local, 4.000%, 7/6/06
		(c)	1,620,000
		Total Pennsylvania	307,075,000

See Notes to Schedule of Investments. 18

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Rhode Island — 0.2%
$12,045,000	A-1+	Rhode Island Health and Educational Building Corp. Revenue, Catholic
		Schools Program, Series A, LOC-Citizens Bank of Rhode Island,
		4.000%, 7/5/06 (c)	$12,045,000
1,155,000	A-1+	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank Trust
		& Co., 4.100%, 7/5/06 (c)	1,155,000
		Total Rhode Island	13,200,000
South Carolina — 1.1%
10,000,000	A-1+	Charleston, SC, Waterworks & Sewer Revenue, Capital Improvement, Series
		B, SPA-Wachovia Bank, 4.000%, 7/6/06 (c)	10,000,000
4,000,000	A-1	Darlington County, SC, IDR, Nucor Corp. Project, Series A, 4.050%, 7/5/06
		(b)(c)	4,000,000
19,500,000	A-1+	Piedmont Municipal Power Agency, SC, Electric Revenue, Series C, MBIA-
		Insured, LIQ-Credit Suisse First Boston, 3.970%, 7/5/06 (c)	19,500,000
10,000,000	VMIG1(d)	South Carolina Educational Facilities, Authority for Private Nonprofit
		Institutions, Presbyterian College Project, LOC-Wachovia Bank, 3.980%,
		7/6/06 (c)	10,000,000
		South Carolina Jobs EDA:
1,700,000	Aa3(d)	Advanced Automation Inc. Project, LOC-LaSalle Bank, 4.050%, 7/6/06
		(b)(c)	1,700,000
5,500,000	VMIG1(d)	Christ Church Episcopal, LOC-Wachovia Bank, 3.980%, 7/6/06 (c)	5,500,000
7,435,000	Aa2(d)	Greenville Baptist Project, LOC-Wachovia Bank, 3.980%, 7/6/06 (c)	7,435,000
6,400,000	VMIG1(d)	Health Sciences Medical University, LOC-Wachovia Bank, 3.980%,
		7/6/06 (c)	6,400,000
3,300,000	Aa2(d)	Orders Realty Co. Inc. Project, LOC-Wachovia Bank, 4.030%, 7/6/06
		(b)(c)	3,300,000
6,710,000	VMIG1(d)	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia Bank,
		3.980%, 7/6/06 (c)	6,710,000
5,000,000	VMIG1(d)	University of South Carolina, School of Medicine, Education Trust Healthcare
		Facilities, LOC-Wachovia Bank, 3.980%, 7/6/06 (c)	5,000,000
		Total South Carolina	79,545,000
Tennessee — 3.7%
9,400,000	VMIG1(d)	Blount County, TN, HEFA Board Revenue, Asbury Centers Inc. Project,
		LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	9,400,000
		Blount County, TN, Public Building Authority, Local Government Public
		Improvement:
1,400,000	VMIG1(d)	Series A-1G, AMBAC-Insured, LOC-KBC Bank & Landesbank Baden-
		Wuerttemberg, 4.050%, 7/3/06 (c)	1,400,000
1,600,000	VMIG1(d)	Series A-3A, AMBAC-Insured, SPA-Landesbank Baden-Wurttemberg,
		4.050%, 7/3/06 (c)	1,600,000
		Clarksville, TN, PBA:
19,300,000	VMIG1(d)	LOC-SunTrust Bank, 3.990%, 7/6/06 (c)	19,300,000
55,000	VMIG1(d)	Tennessee Municipal Bond Fund, LOC-Bank of America, 4.000%, 7/6/06
		(c)	55,000
4,400,000	VMIG1(d)	Covington, TN, IDR, Charms Co. Project, LOC-Bank of America, 4.080%,
		7/5/06 (b) (c)	4,400,000
10,000,000	A-1+	Franklin County, TN, HEFA, University of the South Project, LOC-SunTrust
		Bank, 3.990%, 7/5/06 (c)	10,000,000
14,265,000	VMIG1(d)	Jackson, TN, Energy Authority Water Systems Revenue, FSA-Insured, LIQ-
		SunTrust Bank, 3.970%, 7/5/06 (c)	14,265,000
7,900,000	VMIG1(d)	Jefferson County, TN, Health and Education Facilities, Carson Newman
		College, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	7,900,000
3,020,000	VMIG1(d)	Knox County, TN, IDB, YMCA of East Tennessee Inc. Project, LOC-
		SunTrust Bank, 3.990%, 7/5/06 (c)	3,020,000
12,990,000	A-1	Memphis, TN, Center City Financing Corp., MFH, Series 1220, PART, SPA-
		Merrill Lynch Capital Services Inc., 4.020%, 7/6/06 (c)(e)	12,990,000

See Notes to Schedule of Investments. 19

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Tennessee — 3.7% (continued)
		Metropolitan Government Nashville & Davidson County, TN:
$10,000,000	VMIG1(d)	GO, Munitop, Series 1999-1, PART, FGIC-Insured, SPA-LaSalle Bank,
		4.000%, 7/6/06 (c)(e)	$10,000,000
		Health & Educational Facilities Board Revenue:
12,250,000	A-1+	Ascension Health Credit, B-1, 2.850% due 8/3/06 (g)	12,250,000
17,365,000	VMIG1(d)	Educational Facilities, Belmont University Project, LOC-SunTrust
		Bank, 3.970%, 7/5/06 (c)	17,365,000
9,815,000	A-1+	Metropolitan Government Nashville & Davison County, TN, HEFA,
		Refunding, Richland Place Inc. Project, LOC-SunTrust Bank, 4.020%,
		7/5/06 (c)	9,815,000
10,000,000	VMIG1(d)	Metropolitan Government of Nashville & Davidson County, TN, GO, TECP,
		3.600% due 9/14/06	10,000,000
6,100,000	A-1+	Metropolitan Nashville and Davidson Counties, TN, IDB, Country Music Hall
		of Fame, LOC-Bank of America, 3.990%, 7/6/06 (c)	6,100,000
		Montgomery County, TN, Public Building Authority, Pooled Financing:
3,895,000	VMIG1(d)	Montgomery County Loan Pool, LOC-Bank of America, 4.000%, 7/6/06
		(c)	3,895,000
4,240,000	A-1+	Tennessee County Loan Pool, LOC-Bank of America, 4.000%, 7/6/06 (c)	4,240,000
1,700,000	VMIG1(d)	Montgomery County, TN, Public Building Authority, Revenue, Tennessee
		County Loan Pool, LOC-Bank of America, 4.000%, 7/6/06 (c)	1,700,000
		Sevier County, TN, Public Building Authority, Local Government
		Improvement:
2,690,000	VMIG1(d)	Series A-3, AMBAC-Insured, SPA-KBC Bank, 4.000%, 7/6/06 (c)	2,690,000
5,480,000	VMIG1(d)	Series II-C-1, AMBAC-Insured, SPA-KBC Bank, 4.000%, 7/6/06 (c)	5,480,000
3,155,000	VMIG1(d)	Series II-D-2, AMBAC-Insured, SPA-KBC Bank, 4.000%, 7/6/06 (c)	3,155,000
9,595,000	VMIG1(d)	Series II-E-1, AMBAC-Insured, LIQ-KBC Bank, 4.000%, 7/6/06 (c)	9,595,000
1,500,000	VMIG1(d)	Series III-A-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen,
		4.000%, 7/6/06 (c)	1,500,000
4,490,000	VMIG1(d)	Series III-B-2, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen,
		4.000%, 7/6/06 (c)	4,490,000
4,530,000	VMIG1(d)	Series III-D-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen,
		4.000%, 7/6/06 (c)	4,530,000
5,000,000	VMIG1(d)	Series III-E-2, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen,
		4.000%, 7/6/06 (c)	5,000,000
3,200,000	VMIG1(d)	Series III-G-1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen,
		4.000%, 7/6/06 (c)	3,200,000
900,000	VMIG1(d)	Series IV B-4, FSA-Insured, SPA-JPMorgan Chase, 4.050%, 7/3/06 (c)	900,000
400,000	VMIG1(d)	Series IV-1, FSA-Insured, SPA-JPMorgan Chase, 4.050%, 7/3/06 (c)	400,000
200,000	VMIG1(d)	Series IV-2, FSA-Insured, SPA-JPMorgan Chase, 4.050%, 7/3/06 (c)	200,000
1,600,000	VMIG1(d)	Series IV-H-2, AMBAC-Insured, SPA-JPMorgan Chase, 4.050%, 7/3/06
		(c)	1,600,000
1,500,000	VMIG1(d)	Series VI-C-5, AMBAC-Insured, SPA-Depfa Bank PLC, 4.050%, 7/3/06
		(c)	1,500,000
2,175,000	VMIG1(d)	Series VI-D-4, AMBAC-Insured, SPA-Depfa Bank PLC, 4.050%, 7/3/06
		(c)	2,175,000
8,465,000	A-1	Shelby County, TN, Health Education & Housing Facilities Board, Methodist
		Healthcare, MSTC, Series 1998-36, Class A, PART, MBIA-Insured,
		LIQ-Bear Stearns, 4.030%, 7/5/06 (c)(e)	8,465,000
25,000,000	F-1+(a)	Sullivan County, TN, Health Educational & Housing Facilities Board,
		Refunding, Wellmont Health Systems Project, LOC-Bank of America,
		3.980%, 7/6/06 (c)	25,000,000
		Sumner County, TN, School Cap Outlay Notes:
9,000,000	VMIG1(d)	Series A, LOC-SunTrust Bank, 3.970%, 7/5/06 (c)	9,000,000
11,100,000	VMIG1(d)	Series B, LOC-SunTrust Bank, 3.970%, 7/5/06 (c)	11,100,000
		Total Tennessee	259,675,000

See Notes to Schedule of Investments. 20

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Texas — 20.0%
$15,590,000	A-1	Austin, TX Wastewater, MSTC, Series 9009, Class A, PART, FSA-Insured,
		LIQ-Bear Stearns, 4.030%, 7/5/06 (c)(e)	$15,590,000
12,470,000	A-1	Austin, TX, Utilities Systems Revenue, Series 498, PART, FSA-Insured, LIQ-
		Morgan Stanley, 4.010%, 7/6/06 (c)	12,470,000
		Austin, TX, Water & Wastewater:
3,105,000	A-1+	FSA-Insured, SPA-Landesbank Baden-Wurttemberg, 3.980%, 7/6/06 (c)	3,105,000
9,935,000	VMIG1(d)	MERLOT, Series LLL, PART, MBIA-Insured, SPA-Wachovia Bank,
		4.010%, 7/5/06 (c)	9,935,000
		Austin, TX:
8,000,000	A-1+	Utilities System Revenue, TECP, JPMorgan Chase, State Street Bank &
		Trust, and Bayerische Landesbank, 3.500% due 9/5/06	8,000,000
5,900,000	VMIG1(d)	Water & Wastewater System, Revenue, PART, Munitops, Series 2000-
		10, MBIA-Insured, SPA-ABN AMRO, 4.000%, 7/6/06 (c)(e)	5,900,000
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White
		Memorial Hospital:
5,315,000	A-1+	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank,
		4.030%, 7/3/06 (c)	5,315,000
700,000	A-1+	Series 2001-1, MBIA-Insured, SPA-JPMorgan Chase, 4.030%, 7/3/06 (c)	700,000
8,200,000	A-1+	Series B-1, MBIA-Insured, SPA-JPMorgan Chase, 4.030%, 7/3/06 (c)	8,200,000
20,000,000	A-1+	Brazos River, TX, Harbor Navigation District, BASF Corp. Project, 4.250%,
		7/5/06 (b)(c)	20,000,000
7,100,000	A-1+	Brazos, TX, Harbor Industrial Development Corp. Revenue, Refunding,
		BASF Corp. Project, 4.250%, 7/5/06 (c)	7,100,000
18,865,000	A-1+	Capital Area Cultural Education Facilities Finance Corp. TX, Roman Catholic
		Diocese, LOC-Wachovia Bank, 4.000%, 7/6/06 (c)	18,865,000
14,100,000	A-1+	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 3.970%, 7/6/06 (c)	14,100,000
10,000,000	VMIG1(d)	Comal, TX, ISD, GO, Munitop, Series 1999-9, PART, PSFG-Insured, SPA-
		ABN AMRO, 4.000%, 7/6/06 (c)(e)	10,000,000
3,100,000	VMIG1(d)	Crawford, TX, IDR, Franklin Industrials, LOC-SunTrust Bank, 4.040%,
		7/5/06 (b)(c)	3,100,000
8,400,000	A-1+	Dallas, TX, Area Rapid Transit, Senior Subordinated, Series 2001, TECP,
		LIQ-Landesbank Baden-Wurttemberg, 3.550% due 8/4/06	8,400,000
8,000,000	VMIG1(d)	Dallas, TX, Water & Sewer, Munitop, Series 1998-19, PART, FSA-Insured,
		SPA-ABN AMRO, 4.020%, 7/6/06 (c)	8,000,000
		Dallas-Fort Worth, TX, International Airport:
14,900,000	VMIG1(d)	MERLOT, Series 2000-2, FGIC-Insured, SPA-Wachovia Bank, 4.060%,
		7/5/06 (b)(c)	14,900,000
6,900,000	A-1+	PART, MBIA-Insured, LIQ-Societe Generale, 4.070%, 7/5/06 (b)(c)	6,900,000
18,370,000	A-1	Denton, TX, ISD, GO, MSTC, Class A, Series 2001-117, PSFG-Insured, LIQ-
		Bear Stearns, 4.030%, 7/5/06 (c)(e)	18,370,000
6,000,000	A-1+	Duncanville, TX, ISD, GO, MSTC, Series SGA-149, PART, PSFG-Insured,
		LIQ-Societe Generale, 4.030%, 7/5/06 (c)	6,000,000
		El Paso, TX:
		TECP, Series A:
1,000,000	NR	3.600% due 7/7/06	1,000,000
18,800,000	NR	3.420% due 8/1/06	18,800,000
20,400,000	A-1+	TECP, Series B, LIQ-Depfa Bank, 3.600% due 7/7/06	20,400,000
3,000,000	VMIG1(d)	Fort Bend, TX, ISD, GO, Munitop, Series 1999-6, PSFG-Insured, SPA-ABN
		AMRO, 4.000%, 7/6/06 (c)(e)	3,000,000
9,265,000	VMIG1(d)	Frisco, TX, ISD, GO, Munitop, Series 2003-31, PART, PSFG-Insured, SPA-
		LaSalle Bank, 4.020%, 7/6/06 (c)	9,265,000
300,000	A-1+	Grand Prairie, TX, HFA, MFH, Lincoln Property Co., 4.050%, 7/5/06 (c)	300,000
		Grand Prairie, TX, ISD, GO:
50,000,000	A-1+	PSFG, LIQ-Dexia Credit Local, 2.850% due 8/1/06 (g)	50,000,000
19,990,000	VMIG1(d)	Munitop, Series 2000-20, PART, PSFG-Insured, SPA-ABN AMRO,
		4.000%, 7/6/06 (c)	19,990,000

See Notes to Schedule of Investments. 21

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Texas — 20.0% (continued)
$4,000,000	A-1+	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project, 3.600%,
		7/6/06 (c)	$4,000,000
9,200,000	VMIG1(d)	Gulf Coast Waste Disposal Authority Texas, BP Amoco Oil Co. Project,
		3.600% due 10/1/06	9,200,000
5,000,000	AA+	Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Project, 3.200%
		due 7/15/06	5,000,000
45,000,000	SP-1+	Harris County, TX, GO, TAN, 4.500% due 2/28/07	45,288,419
		Harris County, TX, Health Facilities Development Corp. Revenue:
70,000,000	A-1+	Refunding, Methodist Hospital Systems, Series A, 3.600%, 7/3/06 (c)	70,000,000
11,925,000	A-1+	Special Facilities, Texas Medical Center Project, MBIA-Insured, SPA-
		JPMorgan Chase, 4.030%, 7/3/06 (c)	11,925,000
11,875,000	A-1+	St. Luke's Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische
		Landesbank, Bank of America, JPMorgan Chase, 4.030%, 7/3/06 (c)	11,875,000
4,500,000	A-1+	Texas Medical Center Project, Series B, FSA-Insured, SPA-JPMorgan
		Chase, 4.030%, 7/3/06 (c)	4,500,000
3,300,000	VMIG1(d)	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 4.030%, 7/3/06
		(c)	3,300,000
2,080,000	VMIG1(d)	Young Mens Christian Association, LOC-JPMorgan Chase, 4.030%,
		7/3/06 (c)	2,080,000
		Harris County, TX:
1,235,000	NR	Flood District, TECP, LOC-Landesbank Hessen-Thuringen, 3.600% due
		8/4/06	1,235,000
9,300,000	A-1+	Health Facilities Development Corp. Special Facilities Revenue,
		Refunding, Texas Medical Center Projects, MBIA-Insured, SPA-
		JPMorgan Chase, 4.030%, 7/3/06 (c)	9,300,000
		Houston, TX:
		TECP, Series A:
3,000,000	NR	3.550% due 9/5/06	3,000,000
5,000,000	NR	3.720% due 9/5/06	5,000,000
33,000,000	SP-1+	TRAN, 4.500% due 6/29/07	33,249,810
		Houston, TX, Airport Systems PART:
4,685,000	VMIG1(d)	MERLOT, Series B0-4, FSA-Insured, LIQ-Wachovia Bank, 4.060%,
		7/5/06 (b)(c)	4,685,000
2,995,000	VMIG1(d)	Series 845-X, FSA-Insured, LIQ-Morgan Stanley, 4.010%, 7/6/06 (c)	2,995,000
		Houston, TX, GO, TECP:
		Series A, LIQ-Dexia Credit Local, Landesbank Hessen-Thuringen:
9,000,000	A-1+	3.450% due 8/9/06	9,000,000
13,800,000	A-1+	3.480% due 8/11/06	13,800,000
7,200,000	A-1+	3.330% due 8/16/06	7,200,000
3,500,000	A-1+	3.430% due 9/5/06	3,500,000
20,700,000	A-1+	3.500% due 9/8/06	20,700,000
		Series D, LIQ-Depfa Bank PLC:
10,000,000	A-1+	3.500% due 8/7/06	10,000,000
15,000,000	A-1+	3.330% due 8/16/06	15,000,000
10,000,000	A-1+	3.430% due 9/5/06	10,000,000
		Series E, LIQ-Bank of America:
12,075,000	A-1+	3.580% due 8/14/06	12,075,000
10,000,000	A-1+	3.420% due 9/7/06	10,000,000
22,000,000	A-1+	Houston, TX, Higher Education Finance Corp., Higher Education Revenue,
		Refunding, William Marsh Rice University Project, Series B, SPA-
		JPMorgan Chase, 3.980%, 7/5/06 (c)	22,000,000
7,320,000	A-1	Houston, TX, ISD, GO, PART, Series-PA-466, PSFG, LIQ-Merrill Lynch,
		4.010%, 7/6/06 (c)	7,320,000
		Houston, TX:
1,500,000	VMIG1(d)	ISD, GO, Munitops, Series 2000-2011, PART, PSFG, SPA-ABN AMRO,
		4.020%, 7/6/06 (c)(e)	1,500,000
6,000,000	A-1+	Sports Authority Special Revenue, Series C, MBIA-Insured, SPA-
		JPMorgan Chase, 4.030%, 7/6/06 (c)	6,000,000

See Notes to Schedule of Investments. 22

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Texas — 20.0% (continued)
$6,300,000	A-1	Jewett, TX, EDC, IDR, Nucor Project, 4.050%, 7/5/06 (b)(c)	$6,300,000
43,400,000	A-1+	Katy, TX, ISD, GO, PSFG, SPA-Bank of America, 3.970%, 7/6/06 (c)	43,400,000
10,290,000	VMIG1(d)	Lewisville, TX, ISD, Munitops, Series 2001-9, PART, PSFG-Insured, SPA-
		ABN AMRO, 4.020%, 7/6/06 (c)(e)	10,290,000
9,195,000	VMIG1(d)	North Harris, TX, Montgomery Community College, FGIC-Insured, SPA-
		Westdeutsche Landesbank, 3.970%, 7/6/06 (c)	9,195,000
17,000,000	VMIG1(d)	North Texas Higher Education Authority, Student Loan, Series B, LOC-Bank
		of America & Dexia Credit Local, 4.040%, 7/5/06 (b)(c)	17,000,000
		North Texas Tollway Authority, Dallas North Thruway Systems Authority:
11,300,000	A-1+	Series B, FSA-Insured, SPA-Lloyds Bank PLC, 4.000%, 7/5/06 (c)	11,300,000
43,470,000	A-1+	Series C, FGIC-Insured, SPA-Depfa Bank PLC, 4.000%, 7/5/06 (c)	43,470,000
10,000,000	A-1+	Northern Texas Higher Education Authority Student Loan Revenue, Series A,
		LOC-Lloyds Bank PLC, 4.050%, 7/5/06 (b)(c)	10,000,000
		Pasadena, TX, ISD, GO:
25,100,000	VMIG1(d)	PSFG, Series A, SPA-Bank of America, 3.970%, 7/6/06 (c)	25,100,000
19,000,000	VMIG1(d)	Series B, FSA-Insured, LIQ-Bank of America, 3.970%, 7/6/06 (c)	19,000,000
15,000,000	A-1+	Port Arthur, TX, Navigation District, BASF Corp. Project, Series A, 4.250%,
		7/5/06 (b)(c)	15,000,000
11,215,000	A-1+	Round Rock, TX, ISD, GO, MSTC, Series SGA-133, PART, PSFG, LIQ-
		Societe Generale, 4.030%, 7/5/06 (c)	11,215,000
24,777,000	VMIG1(d)	San Antonio, TX, Electric & Gas Munitops, Series 1998-22, PART, MBIA-
		Insured, SPA-ABN AMRO, 4.020%, 7/6/06 (c)	24,777,000
		San Antonio, TX, Electric and Gas TECP, Series A, LIN-Bank of America,
		State Street Bank Trust & Co.:
21,900,000	A-1+	3.450% due 8/9/06	21,900,000
22,300,000	A-1+	3.350% due 9/7/06	22,300,000
		San Antonio, TX, Water Systems, Series A, TECP, LIQ-Bank of America:
8,125,000	A-1+	3.600% due 8/9/06	8,125,000
11,200,000	A-1+	3.380% due 9/7/06	11,200,000
5,150,000	VMIG1(d)	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-General
		Electric, 4.020%, 7/6/06 (b)(c)	5,150,000
15,700,000	A-1+	Spring Branch, TX, ISD, Ltd. Tax Schoolhouse, PSFG-Insured, SPA-Bank of
		America, 3.000% due 9/8/06	15,700,000
4,030,000	Aa1(d)	Sulphur Springs, TX, IDR, CMH Manufacturing, Inc. Project, LOC-U.S.
		Bank, 4.070%, 7/6/06 (b)(c)	4,030,000
10,000,000	F-1+(a)	Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement
		Facility, Refunding, Northwest Senior Edgemere Project, Series B, LOC-
		Lasalle Bank NA, 3.970%, 7/6/06 (c)	10,000,000
		Texas Municipal Power Agency, TECP, LIQ-Bank of America, Bayerische
		Landesbank:
36,960,000	A-1+	3.470% due 7/25/06	36,960,000
2,680,000	A-1+	3.460% due 8/4/06	2,680,000
22,500,000	A-1+	3.330% due 8/15/06	22,500,000
60,685,000	SP-1+	Texas State, GO, TRAN, 4.500% due 8/31/06	60,791,419
13,900,000	A-1+	Texas State Department of Housing & Affairs, Single Family Revenue,
		Refunding, Series B, FSA-Insured, SPA-Depfa Bank PLC, 4.050%,
		7/5/06 (b)(c)	13,900,000
13,170,000	A-1+	Texas State Department of Housing & Community Affairs, MFH, NHP
		Foundation, FHLMC, 4.000%, 7/5/06 (c)	13,170,000
		Texas State GO, Veterans Housing Assistance:
2,675,000	A-1+	Land Series A, SPA-Depfa Bank PLC, 4.030%, 7/5/06 (b)(c)	2,675,000
25,000,000	A-1+	Series II C-2, SPA-Depfa Bank PLC, 4.020%, 7/5/06 (b)(c)	25,000,000
9,740,000	A-1+	Series II-B, SPA-Depfa Bank PLC, 4.030%, 7/5/06 (b)(c)	9,740,000
17,725,000	A-1+	Series IIB, SPA-Landesbank Hessen-Thuringen, 4.020%, 7/5/06 (b)(c)	17,725,000
13,000,000	A-1+	Texas State, PFA, TECP, Series 2002A, 3.350% due 9/1/06	13,000,000
9,000,000	A-1+	Texas State, PFA Unemployment, TECP, Series C-4, 3.440% due 7/25/06	9,000,000

See Notes to Schedule of Investments. 23

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Texas — 20.0% (continued)
$6,655,000	A-1+	Texas Technical University Revenue Financing System, TECP, Series A,
		3.600% due 8/9/06	$6,655,000
7,580,000	VMIG1(d)	Travis County, TX, HFC, MFH, Tanglewood Apartments, LOC-FNMA,
		3.970%, 7/5/06 (c)	7,580,000
12,150,000	VMIG1(d)	Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother
		Frances Hospital, Series B, LOC-Bank of America, 4.000%, 7/6/06 (c)	12,150,000
		University of Texas, TECP, Series A:
25,000,000	A-1+	3.440% due 7/24/06	25,000,000
15,000,000	A-1+	3.440% due 7/25/06	15,000,000
19,235,000	A-1+	3.550% due 8/1/06	19,235,000
6,798,000	A-1+	3.520% due 8/2/06	6,798,000
14,000,000	A-1+	3.440% due 8/4/06	14,000,000
15,000,000	A-1+	3.630% due 8/4/06	15,000,000
9,500,000	A-1+	3.530% due 8/14/06	9,500,000
8,210,000	VMIG1(d)	Wallis, TX, Higher Education Facilities Corp., St. Mark's Episcopal School,
		LOC-JPMorgan Chase, 4.050%, 7/6/06 (c)	8,210,000
5,245,000	A-1+	West Harris County, TX, Regional Water Authority, Series SGA-148, PART,
		MBIA-Insured, LIQ-Societe Generale, 4.030%, 7/5/06 (c)	5,245,000
		Total Texas	1,418,399,648
Utah — 0.4%
2,500,000	A-1+	Intermountain Power Agency Utilities, TECP, Series 2009E, AMBAC-
		Insured, SPA-JPMorgan Chase, 3.340% due 8/7/06	2,500,000
15,100,000	A-1+	Murray, UT, Hospital Revenue, IHC Health Services Inc., Series B, 3.980%,
		7/6/06 (c)	15,100,000
1,135,000	A-1+	Ogden City, UT, IDR, Infiltrator System Inc. Project, LOC-Wells Fargo Bank,
		4.100%, 7/5/06 (b)(c)	1,135,000
		Utah County, UT, Hospital Revenue, IHC Health Services Inc.:
3,000,000	A-1+	Series B, SPA-Westdeutsche Landesbank, 4.000%, 7/6/06 (c)	3,000,000
10,000,000	A-1+	Series C, SPA-Westdeutsche Landesbank, 4.000%, 7/6/06 (c)	10,000,000
		Total Utah	31,735,000
Virginia — 0.4%
200,000	Aa2(d)	Alexandria, VA, IDA, IDR, Global Printing Inc. Project, LOC-Wachovia
		Bank, 4.080%, 7/6/06 (b)(c)	200,000
3,900,000	A-1+	Chesapeake, VA, Hospital Authority Facilities Revenue, Chesapeake General
		Hospital, Series A, LOC-SunTrust Bank, 3.990%, 7/5/06 (c)	3,900,000
3,000,000	A-1+	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase,
		4.050%, 7/6/06 (b)(c)	3,000,000
1,600,000	Aa2(d)	Mecklenburg, VA, IDA, Glaize and Brothers LLC, LOC-Wachovia Bank,
		4.080%, 7/6/06 (b)(c)	1,600,000
6,675,000	VMIG1(d)	Richmond, VA, IDA, Richmond SPCA Project, LOC-SunTrust Bank,
		3.990%, 7/5/06 (c)	6,675,000
3,065,000	VMIG1(d)	University of Virginia, University Revenue, Series 856 PART, LIQ-Morgan
		Stanley, 4.010%, 7/6/06 (c)	3,065,000
4,000,000	VMIG1(d)	Virginia Beach, VA, Development Authority, IMS Gear Project, LOC-
		Wachovia Bank, 4.030%, 7/6/06 (b)(c)	4,000,000
2,400,000	A-1+	Virginia Port Authority, Series SGA-111, PART, MBIA-Insured, LIQ-Societe
		Generale, 4.040%, 7/6/06 (c)	2,400,000
2,080,000	Aa2(d)	Virginia Small Business Finance Authority, Ennstone Inc. Project, LOC-
		Wachovia Bank, 4.030%, 7/6/06 (b)(c)	2,080,000
		Total Virginia	26,920,000
Washington — 1.6%
2,000,000	A-1	Energy Northwest Electric Revenue Project 3, Series D-3-2, MBIA-Insured,
		SPA-Dexia Credit Local, 3.980%, 7/5/06 (c)	2,000,000
		Everett, WA, IDC:
2,950,000	A-1	Elizabeth A. Lynn Trust Project, LOC-U.S. Bank, 4.070%, 7/6/06 (b)(c)	2,950,000

See Notes to Schedule of Investments. 24

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Washington — 1.6% (continued)
$3,200,000	A-1+	Kimberly-Clark Corp. Project, 4.050%, 7/5/06 (c)	$3,200,000
5,680,000	A-1+	King County, WA, Housing Authority, Overlake Project, LOC-Bank of
		America, 4.050%, 7/6/06 (b)(c)	5,680,000
2,040,000	A-1+	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank, 4.070%,
		7/6/06 (b) (c)	2,040,000
5,500,000	A-1+	Washington State EDA, Solid Waste Disposal Revenue, Waste Management
		Project, Series C, LOC-Bank of America, 4.050%, 7/5/06 (b)(c)	5,500,000
14,700,000	VMIG1(d)	Washington State Health Care Facilities, National Healthcare Research and
		Education Finance Corp., LOC-BNP Paribas, 4.000%, 7/5/06 (c)	14,700,000
10,000,000	VMIG1(d)	Washington State HFC, Single Family Program, Series VR-2A,
		GNMA/FNMA/FHLMC-Insured, LIQ-State Street Bank Trust & Co.,
		4.030%, 7/6/06 (b)(c)	10,000,000
		Washington State, GO:
14,155,000	VMIG1(d)	Series 2001-6, PART, MBIA-Insured, SPA-LaSalle Bank, 4.020%,
		7/6/06 (c)	14,155,000
14,265,000	A-1	MSTC, PART, Series 2001-149, Class A, LIQ-Bear Stearns, 4.030%,
		7/5/06 (c)(e)	14,265,000
		Washington State, HFA, MFH:
3,400,000	A-1+	Heatherwood Apartments Project, Series A, LOC-U.S. Bank, 4.100%,
		7/3/06 (b)(c)	3,400,000
1,000,000	A-1+	Mill Pointe Apartments Project, Series A, LOC-U.S. Bank, 4.100%,
		7/3/06 (b)(c)	1,000,000
7,805,000	A-1+	Regency Park Apartments Project, Series A, LOC-U.S. Bank, 4.100%,
		7/3/06 (b)(c)	7,805,000
3,550,000	A-1+	Summer Ridge Apartments Project, Series A, LOC-U.S. Bank, 4.100%,
		7/3/06 (b)(c)	3,550,000
		Washington State, HFC, MFH Revenue:
5,165,000	VMIG1(d)	Olympic Heights Apartments, LOC-FNMA, 3.970%, 7/6/06 (c)	5,165,000
2,880,000	VMIG1(d)	Valley View Apartments Project, LIQ-FNMA, 3.970%, 7/6/06 (c)	2,880,000
7,500,000	VMIG1(d)	Vintage Mountain Vernon Project, Series A, LIQ-FNMA, 4.020%, 7/6/06
		(b)(c)	7,500,000
		Yakima County, WA, Public Corp.:
4,000,000	P-1	Can-Am Milwork Ltd. Project, LOC-Toronto Dominion Bank, 4.130%,
		7/5/06 (b)(c)	4,000,000
2,000,000	NR	Longview Fibre Co. Project, LOC-Bank of America, 4.120%, 7/5/06
		(b)(c)	2,000,000
		Total Washington	111,790,000
West Virginia — 0.0%
1,000,000	A-1+	Marion County, WV, Solid Waste Disposal Facilities, Granttown Project,
		Series D, LOC-Royal Bank of Scotland, 4.070%, 7/5/06 (b)(c)	1,000,000
1,730,000	NR	Putnam County, WV, Solid Waste Disposal, FMC Corp., LOC-Wachovia
		Bank, 4.130%, 7/6/06 (b)(c)	1,730,000
		Total West Virginia	2,730,000
Wisconsin — 2.4%
8,000,000	A-1+	Oneida Tribe of Indians, HFA, LOC-Bank of America, 4.000%, 7/6/06 (c)	8,000,000
10,850,000	A-1+	University of Wisconsin, Hospitals and Clinics Authority Revenue, MBIA-
		Insured, LIQ-U.S. Bank, 4.000%, 7/5/06 (c)	10,850,000
14,455,000	AAA	Wisconsin Center District Tax Revenue, MSTC, Series 1999-70, Class A,
		PART, FSA-Insured, LIQ-Bear Stearns, 4.030%, 7/5/06 (c)(e)	14,455,000
7,000,000	VMIG1(d)	Wisconsin Center District, WI, Tax Revenue, Series A, LOC-U.S. Bank,
		4.000%, 7/5/06 (c)	7,000,000
		Wisconsin HEFA:
15,400,000	A-1	AMBAC-Insured, SPA-Morgan Stanley, 3.920%, 7/6/06 (c)	15,400,000
37,365,000	A-1	Froedtert and Community Health, Series C, AMBAC-Insured, SPA-
		Morgan Stanley, 3.950%, 7/6/06 (c)	37,365,000
		Wisconsin Housing & EDA Home Ownership Revenue:

See Notes to Schedule of Investments. 25

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

Face Amount	Rating‡	Security	Value
Wisconsin — 2.4% (continued)
$4,320,000	A-1+	Series B, SPA-State Street Bank Trust & Co., 4.030%, 7/5/06 (b)(c)	$4,320,000
9,175,000	A-1+	Series C, SPA-FHLB, 4.000%, 7/5/06 (c)	9,175,000
8,000,000	A-1+	Series E, SPA-FHLB, 4.030%, 7/5/06 (b)(c)	8,000,000
20,855,000	A-1+	Series I, FSA-Insured, SPA-Dexia Credit Local, 4.050%, 7/5/06 (b)(c)	20,855,000
15,000,000	NR	Wisconsin State, 3.500% due 8/2/06	15,000,000
13,510,000	A-1+	Wisconsin State GO, TECP, Series 2002A, 3.500% due 10/3/06	13,510,000
3,630,000	VMIG1(d)	Wisconsin State, HEFA Revenue, Amery Regional Medical Center Inc.,
		Series A, LOC-Fifth Third Bank, 3.970%, 7/5/06 (c)	3,630,000
		Total Wisconsin	167,560,000
		TOTAL INVESTMENTS — 101.8% (Cost — $7,226,146,982#)	7,226,146,982
		Liabilities in Excess of Other Assets — (1.8)%	(129,156,122)
		TOTAL NET ASSETS — 100.0%	$7,096,990,860

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Fitch Ratings Service.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(c)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(d)	Rating by Moody's Investors Service.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.
(h)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.
See definitions of ratings following Schedule of Investments.
Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BAN - Bond Anticipation Notes
CDA - Community Development Authority
COP - Certificate of Participation
DFA - Development Finance Agency
EDA - Economic Development Authority
EDR - Economic Development Revenue
EFA - Educational Facilities Authority
EDL - Educational
FGIC - Financial Guaranty Insurance Company
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
HFC – Housing Finance Commission
IDA - Industrial Development Authority
IDB - Industrial Development Board
IDR - Industrial Development Revenue
IFA - Industrial Finance Agency
ISD - Independent School District
LIN - Line of Credit
LIQ - Liquidity Facility

See Notes to Schedule of Investments. 26

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2006

LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MERLOT - Municipal Exempt Receipts Liquidity Optional Receipts
MFH - Multi-Family Housing
MSTC - Municipal Securities Trust Certificates
PART - Partnership Structure
PBA – Public Building Authority
PCR - Pollution Control Revenue
PFA - Public Facilities Authority
PSFG - Permanent School Fund Guaranty
Q-SBLF – Qualified School Bond Loan Fund
RAN - Revenue Anticipation Notes
SFH – Single Family Housing
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority
TRAN - Tax and Revenue Anticipation Notes

Summary of Investments by Industry * (unaudited)
Hospitals	17.5%
Education	15.8
General Obligations	15.8
Transportation	10.8
Miscellaneous	9.0
Industrial Development	6.3
Finance	5.8
Water and Sewer	4.9
Housing: Multi-Family	4.2
Utilities	4.2
Public Facilities	3.6
Other	2.1
100.0%
* As percentage of total investments.

See Notes to Schedule of Investments. 27

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Rating “AA” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from thehighest rated issues only in a small degree.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to generic rating “Aa”, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Fitch Ratings Service (“Fitch”)—Rating “AA” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Municipal Money Market Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Municipal Money Market Fund, Inc.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: August 28, 2006

By: /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: August 28, 2006